                                                             [LOGO APPEARS HERE]
Excelsior Domestic Equity Funds

Prospectus

August 1, 1999

Excelsior Funds, Inc.

Excelsior Institutional Trust

Blended Equity Fund
Large Cap Growth Fund
Optimum Growth Fund
Small Cap Fund
Value and Restructuring Fund
Value Equity Fund
Energy and Natural Resources Fund
Real Estate Fund

Investment Adviser
United States Trust Company of New York
U.S. Trust Company


The Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.


[LOGO OF EXCELSIOR FUNDS APPEARS HERE]

Table of Contents

Excelsior Funds, Inc. and Excelsior Institutional Trust are mutual fund fami-lies that offer shares in separate investment portfolios which have individual investment goals and strategies. This prospectus gives you important informa-tion about the Blended Equity, Large Cap Growth, Small Cap, Value and Restruc-turing, Energy and Natural Resources, and Real Estate Funds of Excelsior Funds, Inc. and the Optimum Growth and Value Equity Funds of Excelsior Institutional Trust (each, a Fund) that you should know before investing. The Optimum Growth and Value Equity Funds offer two classes of shares: Shares, which are offered in this prospectus, and Institutional Shares, which are offered in a separate prospectus. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can eas-ily review this important information. On the next page, there is some general information you should know about the Funds. For more detailed information about each Fund, please see:

                                                                            Page
Blended Equity Fund..................................................          4
Large Cap Growth Fund................................................          6
Optimum Growth Fund..................................................          8
Small Cap Fund.......................................................         10
Value and Restructuring Fund.........................................         12
Value Equity Fund....................................................         14
Energy and Natural Resources Fund....................................         16
Real Estate Fund.....................................................         18
More Information About Risk..........................................         20
Each Fund's Other Investments........................................         21
The Investment Adviser and Portfolio Managers........................         21
Purchasing, Selling and Exchanging Fund Shares.......................         22
Distribution of Fund Shares..........................................         25
Dividends, Distributions and Taxes...................................         25
Financial Highlights.................................................         26
How to Obtain More Information About Excelsior Funds................. Back Cover

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Information Common to All Funds
Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate ac-tual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Cor-poration (FDIC) or any government agency.

The value of your investment in a Fund is based on the market value of the se-curities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price move-ments, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Adviser's Equity Investment Philosophy
The Adviser manages each of the Fund's investments with a view toward long-term success. To achieve this success, the Adviser utilizes two fundamental invest-ment strategies, value and growth. The Adviser believes that, over the long-term, the blending of these strategies will result in reduced volatility. These strategies are combined with "longer-term investment themes" to assess the in-vestment potential of individual companies. Specific investment selection is a "bottom-up" approach, guided by these strategies and themes to ensure proper diversification, risk control and market focus.

 Value
 This long-term strategy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such values may be found in a company's future earnings potential or in its existing re-sources and assets. Accordingly, the Adviser is constantly engaged in assess-ing, comparing and judging the worth of companies, particularly in comparison to the price the markets place on such companies' shares.

 Growth
 This long-term strategy consists of buying and holding equity securities of companies which it believes to be of high quality and high growth potential. Typically, these companies are industry leaders with the potential to domi-nate their markets by being low-cost, high-quality producers of products or services. Usually these companies have an identifiable competitive advantage. The Adviser believes that the earnings growth rate of these companies is the primary determinant of their stock prices and that efficient markets will re-ward consistently above average earnings growth with greater-than-average capital appreciation over the long-term.

 Themes
 To complete the Adviser's investment philosophy in managing the funds, the investment strategies discussed above are applied in concert with long-term investment themes to identify investment opportunities. The Adviser believes these longer-term themes represent strong and inexorable trends arising from economic, social, demographic and cultural forces. The Adviser also believes that understanding the instigation, catalysts and effects of these long-term trends will enable them to identify companies that are currently or will soon benefit from these trends.

Blended Equity Fund
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 FUND SUMMARY

 INVESTMENT GOAL Long-term
 capital appreciation

 INVESTMENT FOCUS Common stocks
 of U.S. companies

 SHARE PRICE VOLATILITY High

 PRINCIPAL INVESTMENT
 STRATEGY Invests in common
 stocks that the Adviser
 believes are undervalued in
 the market

 INVESTOR PROFILE Investors
 seeking growth of capital, and
 who are willing to accept the
 risks of investing in equity
 securities


Investment Objective
The Blended Equity Fund seeks long-term capital appreciation by investing in companies that represent good long-term values not currently recognized in the market prices of their securities.

Investment Strategy of the Blended Equity Fund
The Blended Equity Fund invests at least 65% of its assets in large capitaliza-tion (i.e., companies with market capitalizations over $5 billion) common stocks of U.S. and, to a lesser extent, foreign companies that the Adviser be-lieves have value that is not currently reflected in their market prices. The Adviser generally diversifies the Fund's investments over a variety of indus-tries and types of companies. The Fund may invest in companies of any size, in-cluding small, high growth companies.

The Adviser takes a long-term approach to managing the Fund and tries to iden-tify companies with characteristics that will lead to future earnings growth or recognition of their true value. The Adviser looks for companies that are posi-tioned to provide solutions to or benefit from complex social and economic trends, or whose products are early in their life cycle and will experience ac-celerating growth in the future. In addition, the Adviser invests a smaller portion of the Fund's assets in a quantitatively selected segment of large cap-italization U.S. companies designed to complement the Fund's core holdings by reducing portfolio volatility and further diversifying the Fund. In considering whether to sell one or more portfolio holdings, the Adviser will generally seek to minimize the tax impact of any such sale(s).

Principal Risks of Investing in the Blended Equity Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in foreign, medium and smaller capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity markets or the equity markets as a whole.

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Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
1989                 27.65%
1990                -12.28%
1991                 34.98%
1992                 16.56%
1993                 16.34%
1994                  0.22%
1995                 28.93%
1996                 19.88%
1997                 29.73%
1998                 28.70%

 Best Quarter Worst Quarter
    24.92%       (25.56)%
  (12/31/85)    (12/31/87)

The Fund's performance for the six month period ending June 30, 1999 was 10.79%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the Standard & Poor's 500 Composite Stock Price Index.

                                                   1 Year 5 Years 10 Years
--------------------------------------------------------------------------
Blended Equity Fund                                28.70% 20.90%   18.10%
Standard & Poor's 500 Composite Stock Price Index  28.58% 24.04%   19.21%

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                             0.75%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.22%
Total Other Expenses                        0.62%
--------------------------------------------------
Total Annual Fund Operating Expenses        1.37%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.95%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $139   $434    $750    $1,646

Large Cap Growth Fund
[LOGO APPEARS HERE]
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 FUND SUMMARY

 INVESTMENT GOAL Long-term
 growth of capital

 INVESTMENT FOCUS Common stocks
 of large U.S. companies

 SHARE PRICE VOLATILITY High

 PRINCIPAL INVESTMENT
 STRATEGY Invests in common
 stocks of large companies that
 the Adviser believes have
 above-average growth prospects

 INVESTOR PROFILE Investors
 seeking growth of capital, and
 who are willing to accept the
 risks of investing in equity
 securities of larger companies


Investment Objective
The Large Cap Growth Fund seeks superior, risk-adjusted total return by invest-ing in larger companies whose growth prospects, in the opinion of the Adviser, appear to exceed that of the overall market. This objective may be changed without shareholder approval.

Investment Strategy of the Large Cap Growth Fund
The Large Cap Growth Fund invests at least 65% of its assets in common stocks of large U.S. companies with market capitalizations over $5 billion that the Adviser believes have above-average growth prospects.

The Adviser takes a long-term approach to managing the Fund and invests in com-panies with characteristics that it believes will lead to future earnings growth or recognition of their true value. In selecting particular investments, the Adviser applies a bottom-up investment approach designed to identify the best companies in the most rapidly growing industries. Frequently, these are well established companies that are positioned to provide solutions to or bene-fit from complex social and economic trends. However, the Fund also may invest in smaller, high growth companies when the Adviser expects their earnings to grow at an above-average rate.

Principal Risks of Investing in the Large Cap Growth Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in smaller capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

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Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                                                        [BAR CHART APPEARS HERE]

 Best Quarter Worst Quarter
    39.37%       (9.28)%
  (12/31/98)    (9/30/98)

The Fund's performance for the six month period ending June 30, 1999 was 21.16%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the Standard & Poor's 500 Composite Stock Price Index.

                                         Since
                              1 Year Inception
----------------------------------------------
Large Cap Growth Fund         67.04%  52.41%*
Standard & Poor's 500
 Composite Stock Price Index  28.58%  25.08%**

 * Since October 1, 1997  **Since September 30, 1997

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                             0.75%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.29%
Total Other Expenses                        0.69%
--------------------------------------------------
Total Annual Fund Operating Expenses        1.44%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 1.04%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $147   $456    $787    $1,724

Optimum Growth Fund
[LOGO APPEARS HERE]
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 FUND SUMMARY

 INVESTMENT GOAL Superior,
 risk-adjusted total return

 INVESTMENT FOCUS Common stocks
 of U.S. companies

 SHARE PRICE VOLATILITY High

 PRINCIPAL INVESTMENT
 STRATEGY Invests in common
 stocks that the Adviser
 believes have strong growth
 prospects

 INVESTOR PROFILE Investors
 seeking total return, and who
 are willing to accept the
 risks of investing in equity
 securities


INVESTMENT OBJECTIVE
The Optimum Growth Fund seeks superior, risk-adjusted total return. This objec-tive may be changed without shareholder approval.

INVESTMENT STRATEGY OF THE OPTIMUM GROWTH FUND
The Optimum Growth Fund invests at least 65% of its assets in common stocks of U.S. companies that the Adviser believes have growth prospects that exceed those of the overall market. The Fund generally invests in mid- to large-capi-talization companies (i.e., companies with market capitalizations over $1.5 billion) in a variety of industries.

The Adviser takes a long-term approach to managing the Fund and tries to iden-tify high quality companies with consistent or rising earnings growth records. Typically, these companies are industry leaders with the potential to dominate their markets by being the low cost, high quality producers of products or services. In addition to its core portfolio selections, the Adviser further di-versifies Fund investments with a structured segment of issuers included in the Russell 1000 Growth Index, which includes growth-oriented issuers selected from among the 1000 largest U.S. issuers. From this universe, the Adviser systemati-cally selects companies that it believes, based on quantitative screening, com-plements the Fund's core holdings by reducing portfolio volatility and further diversifying the Fund.

PRINCIPAL RISKS OF INVESTING IN THE OPTIMUM GROWTH FUND
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that medium to large capitalization U.S. stocks may underperform other segments of the equity markets or the equity mar-kets as a whole.

The Fund also may be subject to risks particular to its investment in medium capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

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Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Shares from year to year.

                            [BAR CHART APPEARS HERE]
1997                 33.08%
1998                 64.66%

 Best Quarter Worst Quarter
    36.33%       (6.08)%
  (12/31/98)    (9/30/98)

The Fund's performance for the six month period ending June 30, 1999 was 19.35%.

This table compares the average annual total returns of the Fund's Shares for the periods ended December 31, 1998 to those of the Russell 1000 Growth Index.

                                         Since
                              1 Year Inception
----------------------------------------------
Optimum Growth Fund (Shares)  64.66%  37.49%*
Russell 1000 Growth Index     38.65%  31.62%**

 * Since July 3, 1996   **Since June 30, 1996

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                             0.65%
Distribution (12b-1) Fees                   0.35%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.27%
Total Other Expenses                        0.67%
--------------------------------------------------
Total Annual Fund Operating Expenses        1.67%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 1.05%. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $170   $526    $907    $1,976

Small Cap Fund
[LOGO APPEARS HERE]
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 FUND SUMMARY

 INVESTMENT GOAL Capital
 appreciation

 INVESTMENT FOCUS Equity
 securities of small cap U.S.
 issuers

 SHARE PRICE VOLATILITY High

 PRINCIPAL INVESTMENT
 STRATEGY Investing in equity
 securities of smaller
 companies that are expected to
 achieve substantial long-term
 earnings growth

 INVESTOR PROFILE Investors
 seeking capital appreciation,
 and who are willing to
 tolerate the risks of
 investing in smaller companies


INVESTMENT OBJECTIVE
The Small Cap Fund seeks long-term capital appreciation by investing primarily in companies with capitalization of $1.5 billion or less.

INVESTMENT STRATEGY OF THE SMALL CAP FUND
The Small Cap Fund invests at least 65% of its assets in equity securities of smaller U.S.-based companies that are in the early stages of development and which the Adviser believes have the potential to achieve substantial long-term earnings growth.

In selecting investments for the Fund, the Adviser applies a bottom-up invest-ment approach designed to identify innovative companies whose potential is not yet reflected in their market values. Generally, the Fund invests in companies with market capitalizations of $1.5 billion or less, but the Adviser also con-siders to a lesser degree larger or more mature companies engaged in new or higher growth operations that the Adviser believes will result in accelerated earnings growth.

PRINCIPAL RISKS OF INVESTING IN THE SMALL CAP FUND
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an ex-change and may or may not pay dividends.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

--------------------------------------------------------------------------------


Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
1993                 27.91%
1994                  5.30%
1995                 22.81%
1996                 -2.30%
1997                 14.21%
1998                -12.38%

 Best Quarter Worst Quarter
    21.58%       (24.77)%
  (12/31/98)    (9/30/98)

The Fund's performance for the six month period ending June 30, 1999 was 9.73%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the Russell 2000 Index.

                                       Since
                    1 Year 5 Years Inception
--------------------------------------------
Small Cap Fund    (12.38)%  4.80%    8.34%*
Russell 2000
 Index             (2.56)% 11.87%   13.01%*

 * Since December 31, 1992

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                             0.60%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.34%
Total Other Expenses                        0.74%
--------------------------------------------------
Total Annual Fund Operating Expenses        1.34%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.94%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $136   $425    $734    $1,613

Value and Restructuring Fund
[LOGO APPEARS HERE]
-------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Long-term
 capital appreciation

 INVESTMENT FOCUS Equity
 securities of U.S. issuers

 SHARE PRICE VOLATILITY High

 PRINCIPAL INVESTMENT
 STRATEGY Investing in common
 stocks of companies which the
 Adviser believes are
 undervalued by the market and
 whose share price are expected
 to benefit from the value
 created through restructuring
 or industry consolidation

 INVESTOR PROFILE Investors
 seeking long-term capital
 appreciation, and who are
 willing to bear the risks of
 investing in equity securities


INVESTMENT OBJECTIVE
The Value and Restructuring Fund seeks long-term capital appreciation by in-vesting in companies which will benefit from their restructuring or redeploy-ment of assets and operations in order to become more competitive or profit-able.

INVESTMENT STRATEGY OF THE VALUE AND RESTRUCTURING FUND
The Value and Restructuring Fund invests at least 65% of its assets in common stocks of U.S. and, to a lesser extent, foreign companies whose share price, in the opinion of the Adviser, does not reflect the economic value of the company's assets, but where the Adviser believes restructuring efforts or in-dustry consolidation will serve to highlight the true value of the company.

In choosing investments for the Fund, the Adviser looks for companies where re-structuring activities, such as consolidations, outsourcing, spin-off or reor-ganization, will offer significant value to the issuer and increase its invest-ment potential. The Adviser may select companies of any size for the Fund and the Fund invests in a diversified group of companies across a number of differ-ent industries.

PRINCIPAL RISKS OF INVESTING IN THE VALUE AND RESTRUCTURING FUND
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an ex-change and may or may not pay dividends.

The Fund also may be subject to risks particular to its investments in foreign and medium capitalization companies. These risks are discussed in greater de-tail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that equity securities of issuers expected to experience a restructuring or business combination may underperform other segments of the equity markets or the equity markets as a whole.

--------------------------------------------------------------------------------

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
1993                 39.95%
1994                  2.6%
1995                 38.8%
1996                 25.05%
1997                 33.56%
1998                 10.32%

 Best Quarter Worst Quarter
    22.88%       (20.46)%
  (12/31/98)    (9/30/98)

The Fund's performance for the six month period ending June 30, 1999 was 22.30%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the Russell 1000 Value Index.

                                       Since
                    1 Year 5 Years Inception
--------------------------------------------
Value and
Restructuring Fund  10.32% 21.26%   24.22%*
Russell 1000 Value
 Index              15.63% 20.85%   20.39%*

 * Since December 31, 1992

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                             0.60%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.33%
Total Other Expenses                        0.73%
--------------------------------------------------
Total Annual Fund Operating Expenses        1.33%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.93%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $135   $421    $729    $1,601

Value Equity Fund
[LOGO APPEARS HERE]
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Long-term
 capital appreciation

 INVESTMENT FOCUS Common stocks
 of U.S. companies

 SHARE PRICE VOLATILITY High

 PRINCIPAL INVESTMENT
 STRATEGY Investing in common
 stocks that the Adviser
 believes are undervalued by
 the market

 INVESTOR PROFILE Investors
 seeking growth of capital, and
 who are willing to accept the
 risks of investing in equity
 securities


Investment Objective
The Value Equity Fund seeks long-term capital appreciation. This objective may be changed without shareholder approval.

Investment Strategy of the Value Equity Fund
The Value Equity Fund invests at least 65% of its assets in common stocks of U.S. and, to a lesser extent, foreign companies that the Adviser believes are undervalued at current market prices. The Adviser generally diversifies the Fund's investments over a variety of industries and the Fund may invest in com-panies of any size, including small, high growth companies.

In selecting investments for the Fund, the Adviser combines fundamental re-search with valuation constraints to identify companies trading at what the Ad-viser believes are reasonable prices and displaying characteristics expected to lead to greater recognition of true value. The Adviser believes that events such as restructuring activities and industry consolidations can be the cata-lysts necessary to realize this value.

Principal Risks of Investing in the Value Equity Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an ex-change and may or may not pay dividends.

The Fund also may be subject to risks particular to its investments in foreign and medium capitalization companies. These risks are discussed in greater de-tail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that its undervalued equity securities may underperform other segments of the equity markets or the equity markets as a whole.

--------------------------------------------------------------------------------


Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Shares from year to year.

                            [BAR CHART APPEARS HERE]
1998                 20.11%

 Best Quarter Worst Quarter
    23.85%       (16.39)%
  (12/31/98)    (9/30/98)

The Fund's performance for the six month period ending June 30, 1999 was 17.64%.

This table compares the average annual total returns of the Fund's Shares for the periods ended December 31, 1998 to those of the Russell 1000 Value Index.

                                                                                       Since
                                            1 Year                                 Inception
------------------------------------------------
Value Equity Fund (Shares)                  20.11%                                  24.66%*

Russell 1000 Value Index                    15.63%                                  25.02%**

 * Since January 15, 1997  **Since December 31, 1996

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                             0.65%
Distribution (12b-1) Fees                   0.35%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.33%
Total Other Expenses                        0.73%
--------------------------------------------------
Total Annual Fund Operating Expenses        1.73%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 1.05%. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $176   $545    $939    $2,041

Energy and Natural Resources Fund
[LOGO APPEARS HERE]
-------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Long-term
 capital appreciation

 INVESTMENT FOCUS Equity
 securities of U.S. and foreign
 energy and natural resources
 companies

 SHARE PRICE VOLATILITY High

 PRINCIPAL INVESTMENT
 STRATEGY Investing in equity
 securities of U.S. and foreign
 issuers engaged in the energy
 and natural resources groups
 of industries

 INVESTOR PROFILE Investors
 seeking long-term growth of
 capital, and who are willing
 to accept the risks of
 investing in a non-diversified
 portfolio of energy and
 natural resources companies


Investment Objective
The Energy and Natural Resources Fund seeks long-term capital appreciation by investing primarily in companies that are in the energy and other natural re-sources groups of industries. The Fund may also invest, to a more limited ex-tent, in gold and other precious metal bullion and coins.

Investment Strategy of the Energy and Natural Resources Fund
The Energy and Natural Resources Fund invests at least 65% of its assets in eq-uity securities of U.S. and, to a lesser extent, foreign companies engaged in the energy and natural resources industries. These companies include those en-gaged in the discovery, development, production or distribution of energy or other natural resources and companies that develop technologies and furnish en-ergy and natural resource supplies and services to these companies. In select-ing investments for the Fund, the Adviser takes a long-term approach and seeks to identify companies whose value is not recognized in the prices of their se-curities or with characteristics that will lead to above-average earnings growth.

Energy companies normally will constitute a significant portion of the Fund's investments, and the Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest a portion of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals. The Fund invests in companies of any size, including small, high growth companies.

Principal Risks of Investing in the Energy and Natural Resources Fund
The Fund is subject to the risk that the securities of issuers engaged in the energy and natural resources industries that the Fund purchases will underperform other market sectors or the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, ad-verse market conditions and/or increased competition affecting that industry. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, events in nature (such as earthquakes or fires in prime natural resources areas) and po-litical events (such as coups or military confrontations) can affect the over-all supply of a natural resource and thereby the value of companies involved in such natural resource.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in foreign, medium and smaller capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

--------------------------------------------------------------------------------


The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its in-vestments in those securities.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
1993                 14.69%
1994                 -2.70%
1995                 20.11%
1996                 38.38%
1997                 18.31%
1998                -15.87%

 Best Quarter Worst Quarter
    20.04%       (13.83)%
  (9/30/97)     (9/30/98)

The Fund's performance for the six month period ending June 30, 1999 was 28.67%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the Standard & Poor's 500 Composite Stock Price Index.

                                                                        Since
                                                     1 Year 5 Years Inception
-----------------------------------------------------------------------------
Energy and Natural Resources Fund                  (15.87)%  9.99%   10.76%*
Standard & Poor's 500 Composite Stock Price Index    28.58% 24.04%   21.60%*

 * Since December 31, 1992

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                             0.60%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.38%
Total Other Expenses                        0.78%
--------------------------------------------------
Total Annual Fund Operating Expenses        1.38%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.98%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $140   $437    $755    $1,657

Real Estate Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Current income
 and long-term capital
 appreciation

 INVESTMENT FOCUS Equity
 securities of companies
 engaged in the real estate
 business

 SHARE PRICE VOLATILITY High

 PRINCIPAL INVESTMENT
 STRATEGY Investing in equity
 securities of real estate
 investment trusts (REITs) and
 other issuers engaged in the
 real estate industry

 INVESTOR PROFILE Investors
 seeking current income and
 long-term growth of capital,
 and who are willing to accept
 the risks of investing in a
 non-diversified portfolio of
 real estate issuers

Investment Objective
The Real Estate Fund seeks current income and long-term capital appreciation by investing in real estate investment trusts and other companies principally en-gaged in the real estate business. This objective may be changed without share-holder approval.

Investment Strategy of the Real Estate Fund
The Real Estate Fund invests at least 65% of its assets in REITs and other pub-licly-traded equity securities of U.S. and, to a lesser extent, foreign compa-nies engaged in the real estate industry. REITs pool investors' funds for in-vestment directly in real estate (equity REITs), real estate loans (mortgage REITs), or a combination of the two (hybrid REITs). The Fund intends to invest primarily in equity and hybrid REITs. REITs generally are income producing in-vestments. The Fund also invests in other issuers engaged in the real estate business, such as developers, mortgage lenders and servicers, construction com-panies and building material suppliers.

The Adviser takes a long-term approach to managing the Fund and seeks to iden-tify companies with characteristics that will lead to above-average earnings growth. The Adviser analyzes demographic and macroeconomic factors to determine regional allocations. Based on its regional allocations, the Adviser selects particular investments based on its analysis of valuation relative to under-lying real estate values.

Principal Risks of Investing in the Real Estate Fund
The Fund is subject to the risk that the securities of issuers in the real es-tate industry that the Fund purchases will underperform other market sectors or the market as a whole. To the extent that the Fund's investments are concen-trated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or in-creased competition affecting that industry.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund's investments in the securities of REITs and companies principally en-gaged in the real estate industry may subject the Fund to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs are dependent on specialized management skills and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

--------------------------------------------------------------------------------


The Fund also may be subject to risks particular to its investments in foreign companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its in-vestments in those securities.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
1998                 -13.55%

 Best Quarter Worst Quarter
    3.38%        (8.87)%
  (12/31/97)    (9/30/98)

The Fund's performance for the six month period ending June 30, 1999 was 4.52%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the Morgan Stanley REIT Index.

                                        Since
                             1 Year Inception
----------------------------------------------
Real Estate Fund           (13.55)%  (8.59)%*
Morgan Stanley REIT Index  (16.90)% (13.09)%**

 * Since October 1, 1997  **Since September 30, 1997

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                             1.00%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.33%
Total Other Expenses                        0.73%
--------------------------------------------------
Total Annual Fund Operating Expenses        1.73%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 1.20%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $176   $545    $939    $2,041

-------------------------------------------------------------------------------

More Information About Risk

Equity Risk
(All Funds)--Equity securities include public and privately issued equity secu-rities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and eq-uity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevail-ing interest rates, the credit quality of the issuer and any call provision.

Small Cap Risk
(Blended Equity Fund, Large Cap Growth Fund, Small Cap Fund, Value and Restruc-turing Fund, Value Equity Fund and Energy and Natural Resources Fund)--The smaller capitalization companies in which the Funds may invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small manage-ment group. Therefore, small cap stocks may be more volatile than those of larger companies.

Mid Cap Risk
(Blended Equity Fund, Optimum Growth Fund, Value and Restructuring Fund, Value Equity Fund and Energy and Natural Resources Fund)--The medium capitalization companies that the Funds may invest in may be more vulnerable to adverse busi-ness or economic events than larger companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend on a relatively small management group. Therefore, medium capitalization on stocks may be more volatile than those of larger companies.

Mortgage-Backed Securities
(Real Estate Fund)--Mortgage-backed securities are fixed income securities rep-resenting an interest in a pool of underlying mortgage loans. They are sensi-tive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its de-crease in market price. When interest rates fall, however, mortgage-backed se-curities may not gain as much in market value because of the expectation of ad-ditional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatil-ity risk of that portfolio.

Foreign Security Risks
(All Funds)--Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropria-tion, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In ad-dition, the value of securities denominated in foreign currencies, and of divi-dends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or govern-ments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. secu-rities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recov-erable, the non-recovered portion will reduce the income received from the se-curities comprising the portfolio.

Currency Risk
(All Funds)--Investments in foreign securities denominated in foreign curren-cies involve additional risks, including:

 . A Fund may incur substantial costs in connection with conversions between various currencies.

 . Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

Year 2000 Risk
(All Funds)--The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the com-puter systems used by their service

-------------------------------------------------------------------------------

providers do not properly process dates on and after January 1, 2000, and dis-tinguish between the year 2000 and the year 1900. This is commonly known as the "Year 2000 Problem." The Adviser and the Funds' other service providers advise that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. Currently, they do not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Funds at current levels. At this time, however, there can be no assurance that their efforts will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem. In addition, the Funds and their shareholders may experience losses as a result of computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the Year 2000 Problem may add to the possibility of losses to the Funds and their shareholders.

Each Fund's Other Investments
In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During adverse economic, market or other condi-tions, each Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with a Fund's objective. The Fund may not achieve its objective when so invested. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Investment Adviser
United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment manage-ment, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 1998, U.S. Trust had approximately $65 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

The Board of Directors of Excelsior Funds, Inc. and the Board of Trustees of Excelsior Institutional Trust supervise the Adviser and establish policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 1999, U.S. Trust received advisory fees, as a percentage of average daily net assets, of:

Blended Equity Fund                0.69%
Large Cap Growth Fund              0.71%
Optimum Growth Fund                0.43%
Small Cap Fund                     0.49%
Value and Restructuring Fund       0.48%
Value Equity Fund                  0.39%
Energy and Natural Resources Fund  0.50%
Real Estate Fund                   0.77%

Portfolio Managers
Leigh H. Weiss and Bruce Tavel have served as the Blended Equity Fund's portfo-lio co-managers since 1997. Mr. Weiss, a Managing Director and Senior Portfolio Manager, has been with U.S. Trust since 1993. Prior to joining U.S. Trust, Mr. Weiss was a portfolio manager with Goldman, Sachs & Co. Mr. Tavel, a Managing Director and head of U.S. Trust's Structured Investments Division, has been with U.S. Trust since 1980. Mr. Weiss and

--------------------------------------------------------------------------------

Mr. Tavel are primarily responsible for the day to day management of the Blended Equity Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

David J. Williams has served as the Value and Restructuring Fund and Value Eq-uity Fund portfolio manager since their inceptions. Mr. Williams, a Managing Director and Senior Portfolio Manager of the Personal Investment Division of U.S. Trust, has been with U.S. Trust since 1987. Mr. Williams is primarily responsible for the day to day management of the Value and Restructuring and the Value Equity Funds' portfolios. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Timothy Pettee and Margaret Doyle have served as the Small Cap Fund's portfolio co-managers since 1998. Mr. Pettee, a Managing Director and Director of Equity Research, has been with U.S. Trust since 1998. Prior to joining U.S. Trust, Mr. Pettee was a Vice President and fund manager with Alliance Capital Management in New York. Ms. Doyle, a Vice President in U.S. Trust's equity research divi-sion, has been with U.S. Trust since 1998. From 1996 to 1998, Ms. Doyle was a Vice President and Investment Officer with J&W Seligman & Co. in New York. From 1994 to 1996, Ms. Doyle was an Equity Research Analyst with Solomon Brothers, Inc. in New York. Mr. Pettee and Ms. Doyle are primarily responsible for the day to day management of the Small Cap Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

All investment decisions for the Large Cap Growth Fund and the Optimum Growth Fund are made by a committee of investment professionals and no persons are primarily responsible for making recommendations to that committee. United States Trust Company of New York provides its investment advisory services to the Large Cap Growth Fund and the Optimum Growth Fund primarily through its Campbell Cowperthwait division.

Michael E. Hoover has served as the Energy and Natural Resources Fund's portfo-lio manager since 1995. Mr. Hoover, Senior Vice President and Senior Analyst, has been with U.S. Trust since 1989. Mr. Hoover is primarily responsible for the day to day management of the Energy and Natural Resources Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Joan Ellis has served as the Real Estate Fund's portfolio manager or co-manager since its inception. Ms. Ellis, Senior Vice President in the Investment Re-search Division, has been with U.S. Trust since 1984. Ms. Ellis is primarily responsible for the day to day management of the Real Estate Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Purchasing, Selling and Exchanging Fund Shares
This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Funds.

How to Purchase Fund Shares
You may purchase shares directly by:
 . Mail
 . Telephone
 . Wire, or
 . Automatic Investment Program

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 557-8280), or complete and send in the enclosed application to Ex-celsior Funds, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. Unless you arrange to pay by wire or through the automatic in-vestment program, write your check, payable in U.S. dollars, to "Excelsior Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

 The Chase Manhattan Bank
 ABA #021000021
 Excelsior Funds, Account Number 9102732915

For Further Credit To:
 Excelsior Funds
 Wire Control Number
 Excelsior Funds Account Registration (including account number)

--------------------------------------------------------------------------------

Investors making initial investments by wire must promptly complete the en-closed application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above in-structions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its proce-dures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds' distributor may institute promotional incentive programs for deal-ers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including mer-chandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms.

General Information
You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good or-der. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase request in good order before 4:00 p.m., Eastern time.

How We Calculate NAV
NAV for one Fund share is the value of that share's portion of all of the as-sets in the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser thinks that they are un-reliable, fair value prices may be determined in good faith using methods ap-proved by the Board of Directors. Fixed income investments with remaining matu-rities of 60 days or less generally are valued at their amortized cost which approximates their market value.

Some Funds may hold securities that are listed on foreign exchanges. These se-curities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of a Fund's investments may change on days when you cannot purchase or sell Fund shares.

Minimum Purchases
To purchase shares for the first time, you must invest at least $500 ($250 for IRAs) in any Fund.

Your subsequent investments must be made in amounts of at least $50.

A Fund may accept investments of smaller amounts at its discretion.

Automatic Investment Program
If you have a checking, money market or NOW account with a bank, you may pur-chase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled in-vestments once per month, on either the first or fifteenth day, or twice per month, on both days.

How to Sell Your Fund Shares
You may sell shares directly by:
 . Mail
 . Telephone, or
 . Systematic Withdrawal Plan

Holders of Fund shares may sell (sometimes called "redeem") shares by following procedures established when they opened their account or accounts. If you

--------------------------------------------------------------------------------

have questions, call (800) 446-1012 (from overseas, call (617) 557-8280).

You may sell your shares by sending a written request for redemption to:

 Excelsior Funds
 c/o Chase Global Funds Services Company
 P.O. Box 2798
 Boston, MA 02208-2798

Please be sure to indicate the number of shares to be sold, identify your ac-count number and sign the request.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you own your shares directly and previously indicated on your account appli-cation or arranged in writing to do so, you may sell your shares on any Busi-ness Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 557-8280). The minimum amount for telephone redemptions is $500. We may reject a telephone redemption request if we deem it advisable to do so.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund re-ceives your request in good order.

Systematic Withdrawal Plan
If you have at least $10,000 in your account, you may use the systematic with-drawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Receiving Your Money
Normally, we will send your sale proceeds within five Business Days after we receive your request in good order. Your proceeds can be wired to your bank ac-count (if more than $500) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 Business Days).

Redemptions in Kind
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares
If your account balance drops below $500 because of redemptions, you may be re-quired to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares
A Fund may suspend your right to sell your shares if the NYSE restricts trad-ing, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

How to Exchange Your Shares
You may exchange your shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for Shares of any portfolio of Excelsior Institutional Trust. In order to protect other share-holders, we may limit your exchanges to no more than six per year, and we may reject any exchange request. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the ac-count application.

You may also exchange shares through your financial institution. Exchange re-quests must be for an amount of at least $500.

If you recently purchased shares by check you may not be able to exchange your shares until your check has cleared (which may take up to 15 Business Days). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next

--------------------------------------------------------------------------------

calculated after the Fund receives your exchange request in good order.

Telephone Transactions
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of in-structions, the Funds are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

Authorized Intermediaries
Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept pur-chase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for trans-mitting requests and delivering funds on a timely basis.

Shareholder Servicing
The Funds are permitted to pay a shareholder servicing fee to certain share-holder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of pur-chase, redemption and exchange requests and providing periodic account state-ments. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organization.

Distribution of Fund Shares
The Optimum Growth and Value Equity Funds have adopted a distribution plan that allows Shares of the Funds to pay distribution fees for the sale and distribu-tion of their shares in an amount not to exceed the annual rate of 0.35% of the average daily net asset value of each Fund's outstanding shares. Currently shares bear the expenses of such distribution fees at the annual rate of 0.25% of the average daily value of each Fund's outstanding shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Funds' distributor may institute promotional incentive programs for deal-ers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including mer-chandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund.

Dividends, Distributions and Taxes
Each Fund distributes dividends from its income quarterly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust and its af-filiates or correspondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes
Please consult your tax adviser regarding your specific questions about feder-al, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capi-tal gains. Each sale or exchange of Fund shares is a taxable event.

Each Fund may be able to pass along a tax credit for foreign income taxes it pays. The Fund will notify you if you are entitled to the credit.

More information about taxes is in the Statement of Additional Information.

--------------------------------------------------------------------------------

Financial Highlights
The tables that follow present performance information about shares of each Fund. This information is intended to help you understand: each Fund's finan-cial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Ernst & Young LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 557-8280).

BLENDED EQUITY FUND

                                               Year Ended March 31,
                                   -------------------------------------------
                                      1999     1998     1997     1996     1995
                                   -------  -------  -------  -------  -------
Net Asset Value, Beginning of
 Year............................. $ 36.12  $ 25.81  $ 24.43  $ 21.40  $ 19.17
                                   -------  -------  -------  -------  -------
Income From Investment Operations
 Net Investment Income............    0.11     0.16     0.18     0.12     0.07
 Net Gains on Securities (both
  realized and unrealized)........    6.90    12.59     2.50     5.21     2.67
                                   -------  -------  -------  -------  -------
 Total From Investment
  Operations......................    7.01    12.75     2.68     5.33     2.74
                                   -------  -------  -------  -------  -------
Less Distributions
 Dividends From Net Investment
  Income..........................   (0.13)   (0.16)   (0.14)   (0.11)   (0.04)
 Distributions From Net Realized
  Gain on Investments and
  Options.........................   (0.49)   (2.28)   (1.16)   (2.19)   (0.47)
                                   -------  -------  -------  -------  -------
 Total Distributions..............   (0.62)   (2.44)   (1.30)   (2.30)   (0.51)
                                   -------  -------  -------  -------  -------
Net Asset Value, End of Year...... $ 42.51  $ 36.12  $ 25.81  $ 24.43  $ 21.40
                                   =======  =======  =======  =======  =======
Total Return......................  19.65%   50.82%   11.09%   26.45%   14.65%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)....................... $720.27  $594.91  $306.99  $188.57  $137.42
 Ratio of Net Operating Expenses
  to Average Net Assets...........   0.95%    0.99%    1.01%    1.05%    1.05%
 Ratio of Gross Operating Expenses
  to Average Net Assets/1/........   1.01%    1.06%    1.06%    1.12%    1.08%
 Ratio of Net Investment Income to
  Average Net Assets..............   0.29%    0.55%    0.71%    0.55%    0.36%
 Portfolio Turnover Rate..........   20.0%    28.0%    39.0%    27.0%    23.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND

                                                             Year
                                                            Ended
                                                            March  Period Ended
                                                              31,     March 31,
                                                             1999       1998/1/
                                                          -------  ------------
Net Asset Value, Beginning of Period..................... $  8.51    $  7.00
                                                          -------    -------
Income From Investment Operations
 Net Investment Income (Loss)............................   (0.03)      0.00/2/
 Net Gains or (Losses) on Securities (both realized and
  unrealized)............................................    5.82       1.51
                                                          -------    -------
 Total From Investment Operations........................    5.79       1.51
                                                          -------    -------
Net Asset Value, End of Period........................... $ 14.30    $  8.51
                                                          =======    =======
Total Return.............................................  68.04%     21.57%/3/
Ratios/Supplemental Data
 Net Assets, End of Period (in millions)................. $251.55    $ 47.53
 Ratio of Net Operating Expenses to Average Net Assets...   1.04%      1.05%/4/
 Ratio of Gross Operating Expenses to Average Net
  Assets/5/..............................................   1.08%      1.20%/4/
 Ratio of Net Investment Income/(Loss) to Average Net
  Assets................................................. (0.53)%    (0.16)%/4/
 Portfolio Turnover Rate.................................      4%        12%/4/

------
Notes:
1. Inception date of the Fund was October 1, 1997.
2. Amount represents less than $0.01 per share.
3. Not annualized.
4. Annualized.
5. Expense ratio before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

--------------------------------------------------------------------------------

OPTIMUM GROWTH FUND

                                                  Year Ended
                                                   March 31,      Period Ended
                                                ----------------     March 31,
                                                   1999     1998       1997/1/
                                                -------  -------  ------------
Net Asset Value, Beginning of Period........... $ 16.31  $ 10.18    $   9.87
                                                -------  -------    --------
Income From Investment Operations
 Net Investment Income.........................   (0.06)   (0.01)       0.02
 Net Gains or (Losses) on Securities (both
  realized and unrealized).....................   11.15     6.15        0.31/2/
                                                -------  -------    --------
 Total From Investment Operations..............   11.09     6.14        0.33
                                                -------  -------    --------
Less Distributions
 Dividends From Net Investment Income..........    0.00    (0.01)      (0.02)
 Distributions From Net Realized Gains on
  Investments and Options......................    0.00     0.00        0.00
                                                -------  -------    --------
 Total Distributions...........................    0.00    (0.01)      (0.02)
                                                -------  -------    --------
Net Asset Value, End of Period................. $ 27.40  $ 16.31    $  10.18
                                                =======  =======    ========
Total Return...................................  68.00%   60.41%    3.31%/3/
Ratios/Supplemental Data:
 Net Assets at end of Period (in millions)..... $ 12.41  $  6.60    $   3.36
 Ratio of Net Operating Expenses to Average Net
  Assets.......................................   1.05%    1.05%    1.05%/5/
 Ratio of Gross Operating Expenses to Average
  Net Assets/4/................................   1.26%    1.32%    1.47%/5/
 Ratio of Net Investment Income (Loss) to
  Average Net Assets........................... (0.34)%  (0.12)%    0.33%/5/
 Portfolio Turnover Rate.......................     22%      19%      20%/5/

------
Notes:
1. Inception date of the Fund was July 3, 1996.
2. This amount does not accord with the aggregate net losses on investments be-cause of the timing of sales and repurchases of the Shares in relation to fluctuating market value of the investments in the Fund.
3. Not annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
5. Annualized.

--------------------------------------------------------------------------------

SMALL CAP FUND

                                              Year Ended March 31,
                                  ---------------------------------------------
                                      1999     1998      1997     1996     1995
                                  --------  -------  --------  -------  -------
Net Asset Value, Beginning of
 Period.........................  $  11.95  $  8.83  $  10.78  $  9.77  $  8.66
                                  --------  -------  --------  -------  -------
Income From Investment
 Operations
 Net Investment Income (Loss)...      0.00    (0.01)    (0.03)   (0.02)   (0.02)
 Net Gains or (Losses) on
  Securities (both realized and
  unrealized)...................     (2.56)    3.13     (1.43)    1.72     1.31
                                  --------  -------  --------  -------  -------
 Total From Investment
  Operations....................     (2.56)    3.12     (1.46)    1.70     1.29
                                  --------  -------  --------  -------  -------
Less Distributions
 Distributions From Net Realized
  Gain on Investments and
  Options.......................     (0.12)    0.00     (0.10)   (0.69)   (0.18)
 Distributions in Excess of Net
  Realized Gain on Investments
  and Options...................      0.00     0.00     (0.39)    0.00     0.00
                                  --------  -------  --------  -------  -------
 Total Distributions............     (0.12)    0.00     (0.49)   (0.69)   (0.18)
                                  --------  -------  --------  -------  -------
Net Asset Value, End of Period..  $   9.27  $ 11.95  $   8.83  $ 10.78  $  9.77
                                  ========  =======  ========  =======  =======
Total Return....................  (21.41)%   35.33%  (14.33)%   18.29%   15.16%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions).....................  $  43.79  $ 68.55  $  53.26  $ 78.06  $ 47.78
 Ratio of Net Operating Expenses
  to Average Net Assets.........     0.94%    0.94%     0.94%    0.90%    0.96%
 Ratio of Gross Operating
  Expenses to Average Net
  Assets/1/.....................     1.05%    1.01%     1.02%    0.98%    1.04%
 Ratio of Net Investment
  Income/(Loss) to Average Net
  Assets........................   (0.04)%  (0.14)%   (0.26)%  (0.17)%  (0.23)%
 Portfolio Turnover Rate........    115.0%    73.0%     55.0%    38.0%    42.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

--------------------------------------------------------------------------------

VALUE AND RESTRUCTURING FUND

                                                Year Ended March 31,
                                     -----------------------------------------
                                        1999     1998     1997    1996    1995
                                     -------  -------  -------  ------  ------
Net Asset Value, Beginning of
 Period............................. $ 23.79  $ 15.93  $ 14.03  $10.55  $ 9.64
                                     -------  -------  -------  ------  ------
Income From Investment Operations
 Net Investment Income..............    0.13     0.10     0.13    0.10    0.07
 Net Gains on Securities (both
  realized and unrealized)..........    0.21     8.12     2.36    3.71    1.02
                                     -------  -------  -------  ------  ------
 Total From Investment Operations...    0.34     8.22     2.49    3.81    1.09
                                     -------  -------  -------  ------  ------
Less Distributions
 Dividends From Net Investment
  Income............................   (0.11)   (0.09)   (0.12)  (0.09)  (0.06)
 Distributions From Net Realized
  Gain on Investments and Options...   (0.14)   (0.27)   (0.47)  (0.24)  (0.12)
                                     -------  -------  -------  ------  ------
 Total Distributions................   (0.25)   (0.36)   (0.59)  (0.33)  (0.18)
                                     -------  -------  -------  ------  ------
Net Asset Value, End of Period...... $ 23.88  $ 23.79  $ 15.93  $14.03  $10.55
                                     =======  =======  =======  ======  ======
Total Return........................   1.48%   52.10%   18.09%  36.48%  11.49%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)......................... $594.62  $388.45  $124.01  $74.05  $30.18
 Ratio of Net Operating Expenses to
  Average Net Assets................   0.93%    0.89%    0.91%   0.91%   0.98%
 Ratio of Gross Operating Expenses
  to Average Net Assets/1/..........   1.07%    0.93%    0.95%   0.95%   1.08%
 Ratio of Net Investment Income to
  Average Net Assets................   0.59%    0.54%    0.90%   0.88%   0.83%
 Portfolio Turnover Rate............   43.0%    30.0%    62.0%   56.0%   82.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

--------------------------------------------------------------------------------

VALUE EQUITY FUND

                                                    Year Ended
                                                     March 31,     Period Ended
                                                   --------------     March 31,
                                                     1999    1998       1997/1/
                                                   ------  ------  ------------
Net Asset Value, Beginning of Period.............. $16.11  $11.33    $ 12.08
                                                   ------  ------    -------
Income From Investment Operations
 Net Investment Income............................   0.08    0.07       0.01
 Net Gains or (Losses) on Securities (both
  realized and unrealized)........................   0.55    5.57      (0.76)
                                                   ------  ------    -------
 Total From Investment Operations.................   0.63    5.64      (0.75)
                                                   ------  ------    -------
Less Distributions
 Dividends From Net Investment Income.............  (0.07)  (0.06)      0.00
 Distributions From Net Realized Gains on
  Investments and Options.........................  (1.32)  (0.80)      0.00
                                                   ------  ------    -------
 Total Distributions..............................  (1.39)  (0.86)      0.00
                                                   ------  ------    -------
Net Asset Value, End of Period.................... $15.35  $16.11    $ 11.33
                                                   ======  ======    =======
Total Return......................................  4.59%  51.09%    (6.21)%/2/
Ratios/Supplemental Data
 Net Assets at end of Period (in millions)........ $  125  $   78    $    56
 Ratio of Net Operating Expenses to Average Net
  Assets..........................................  1.05%   1.05%       1.05/3/
 Ratio of Gross Operating Expenses to Average Net
  Assets/4/.......................................  1.32%   1.35%      1.45%/3/
 Ratio of Net Investment Income to Average Net
  Assets..........................................  0.53%   0.47%      0.54%/3/
 Portfolio Turnover Rate..........................    55%     51%        64%/3/

------
Notes:
1. Inception date of the Fund was January 15, 1997.
2. Not annualized.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

--------------------------------------------------------------------------------

ENERGY AND NATURAL RESOURCES FUND

                                                Year Ended March 31,
                                      ----------------------------------------
                                          1999    1998    1997    1996    1995
                                      --------  ------  ------  ------  ------
Net Asset Value, Beginning of
 Period.............................. $  12.66  $11.12  $ 9.55  $ 7.92  $ 7.70
                                      --------  ------  ------  ------  ------
Income From Investment Operations
 Net Investment Income...............     0.10    0.09    0.09    0.07    0.09
 Net Gains or (Losses) on Securities
  (both realized and unrealized).....    (1.65)   2.69    2.60    1.63    0.24
                                      --------  ------  ------  ------  ------
 Total From Investment Operations....    (1.55)   2.78    2.69    1.70    0.33
                                      --------  ------  ------  ------  ------
Less Distributions
 Dividends From Net Investment
  Income.............................    (0.09)  (0.10)  (0.09)  (0.07)  (0.10)
 Distributions From Net Realized Gain
  on Investments and Options.........     0.00   (1.07)  (1.03)   0.00   (0.01)
 Distributions in Excess of Net
  Realized Gain on Investments and
  Options............................     0.00   (0.07)   0.00    0.00    0.00
                                      --------  ------  ------  ------  ------
 Total Distributions.................    (0.09)  (1.24)  (1.12)  (0.07)  (0.11)
                                      --------  ------  ------  ------  ------
Net Asset Value, End of Period....... $  11.02  $12.66  $11.12  $ 9.55  $ 7.92
                                      ========  ======  ======  ======  ======
Total Return......................... (12.23)%  24.97%  28.28%  21.60%   4.28%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions).......................... $  43.02  $46.17  $33.39  $23.29  $15.81
 Ratio of Net Operating Expenses to
  Average Net Assets.................    0.98%   0.99%   0.93%   0.96%   0.98%
 Ratio of Gross Operating Expenses to
  Average Net Assets/1/..............    1.09%   1.07%   0.98%   1.09%   1.35%
 Ratio of Net Investment Income to
  Average Net Assets.................    0.97%   0.69%   0.84%   0.88%   1.18%
 Portfolio Turnover Rate.............    96.0%   88.0%   87.0%   43.0%   31.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

--------------------------------------------------------------------------------

REAL ESTATE FUND

                                                             Year
                                                            ended  Period ended
                                                            March     March 31,
                                                         31, 1999       1998/1/
                                                         --------  ------------
Net Asset Value, Beginning of Period.................... $   7.05     $ 7.00
                                                         --------     ------
Income From Investment Operations
 Net Investment Income..................................     0.33       0.15
 Net Gains or (Losses) on Securities (both realized and
  unrealized)...........................................    (1.55)      0.01
                                                         --------     ------
 Total From Investment Operations.......................    (1.22)      0.16
                                                         --------     ------
Less Distributions
 Dividends From Net Investment Income...................    (0.33)     (0.11)
                                                         --------     ------
 Total Distributions....................................    (0.33)     (0.11)
                                                         --------     ------
Net Asset Value, End of Period.......................... $   5.50     $ 7.05
                                                         ========     ======
Total Return............................................ (17.55)%      2.26%/2/
Ratios/Supplemental Data
 Net Assets, End of Period (in millions)................ $  32.84     $41.17
 Ratio of Net Operating Expenses to Average Net Assets..    1.20%      1.20%/3/
 Ratio of Gross Operating Expenses to Average Net
  Assets/4/.............................................    1.43%      1.40%/3/
 Ratio of Net Investment Income to Average Net Assets...    5.37%      5.02%/3/
 Portfolio Turnover Rate................................    28.0%      30.0%/3/

------
Notes:
1. Inception date of the Fund was October 1, 1997.
2. Not annualized.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement at expenses (if any) by investment adviser and administrators.

Excelsior Funds, Inc.

Excelsior Institutional Trust

Investment Adviser
United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
East Building
Stamford, Connecticut 06905

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the fol-lowing:

Statement of Additional Information (SAI)
The SAIs dated August 1, 1999 include detailed information about Excelsior Funds, Inc. and Excelsior Institutional Trust. The SAIs are on file with the SEC and are incorporated by reference into this prospectus. This means that the SAIs, for legal purposes, are a part of this prospectus.

Annual and Semi-Annual Reports
These reports contain additional information about the Funds' investments. The Annual Report also lists each Fund's holdings and contains information from the Fund's managers about strategies, and recent market conditions and trends.

To Obtain More Information:
By Telephone: Call (800) 466-1012 (from overseas, call (617) 557-8280)

By Mail: Excelsior Funds, 73 Tremont Street, Boston, Massachusetts 02108-3913

By Internet: http://www.excelsiorfunds.com

From the SEC: You can also obtain the SAIs or the Annual and Semi-Annual reports, as well as other information about Excelsior Funds, Inc. and Excelsior Institutional Trust, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. Excelsior Funds, Inc.'s and Excelsior Institutional Trust's Investment Company Act registration numbers are 811-4088 and 811-8490, respectively.

[LOGO OF EXCELSIOR APPEARS HERE]
Excelsior Fixed Income Funds

Prospectus

August 1, 1999

Excelsior Funds, Inc.

Managed Income Fund
Intermediate-Term Managed Income Fund
Short-Term Government Securities Fund

Investment Adviser
United States Trust Company of New York
U.S. Trust Company




The Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

[LOGO OF EXCELSIOR APPEARS HERE]

Table of Contents

Excelsior Funds, Inc. is a mutual fund family that offers shares in separate investment portfolios which have individual investment goals and strategies. This prospectus gives you important information about the Managed Income, In-termediate-Term Managed Income and Short-Term Government Securities Funds (each, a Fund) that you should know before investing. Please read this prospec-tus and keep it for future reference.

This prospectus has been arranged into different sections so that you can eas-ily review this important information. On the next page, there is some general information you should know about the Funds. For more detailed information about each Fund, please see:

                                                                            Page
Managed Income Fund..................................................          4
Intermediate-Term Managed Income Fund................................          6
Short-Term Government Securities Fund................................          8
More Information About Risk..........................................         10
Each Fund's Other Investments........................................         11
The Investment Adviser and Portfolio Managers........................         11
Purchasing, Selling and Exchanging Fund Shares.......................         12
Dividends, Distributions and Taxes...................................         14
Financial Highlights.................................................         16
How to Obtain More Information About Excelsior Funds ................ Back Cover

--------------------------------------------------------------------------------

Information Common to All Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate ac-tual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank de-posit and it is not insured or guaranteed by the Federal Deposit Insurance Cor-poration (FDIC) or any government agency.

The value of your investment in a Fund is based on the market value of the se-curities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price move-ments, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Managed Income Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Current income

 INVESTMENT FOCUS Investment
 grade fixed income securities

 SHARE PRICE VOLATILITY Medium

 PRINCIPAL INVESTMENT
 STRATEGY Investing in
 investment grade government
 and corporate fixed income
 securities

 INVESTOR PROFILE Investors
 seeking current income, and
 who are willing to accept the
 risks of investing in fixed
 income securities of varying
 maturities

Investment Objective
The Managed Income Fund seeks high current income consistent with what is be-lieved to be prudent risk of capital.

Investment Strategy of the Managed Income Fund
The Managed Income Fund invests at least 65% of its assets in fixed income se-curities issued or guaranteed by the U.S. government, its agencies and instru-mentalities, and corporate issuers, including mortgage-backed securities, rated at the time of investment in one of the three highest rating categories by a major rating agency. The Fund also may invest up to 25% of its assets in dol-lar-denominated fixed income securities of foreign issuers and may place a por-tion of its assets in fixed income securities that are rated below investment grade. These securities are sometimes called "high yield" or "junk bonds."

There is no limit on the Fund's dollar-weighted average portfolio maturity or on the maximum maturity of a particular security. The Adviser manages the Fund's average portfolio maturity in light of current market and economic con-ditions to provide a competitive current yield and reasonable principal vola-tility. In selecting particular investments, the Adviser looks for securities that offer relative value, based on its assessment of real interest rates and the yield curve, and that have the potential for moderate price appreciation.

Principal Risks of Investing in the Managed Income Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

The Fund's U.S. Government securities are not guaranteed against price move-ments due to changing interest rates. Obligations issued by some U.S. Govern-ment agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore cal-culate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Fund also may be subject to risks particular to its investments in foreign fixed income securities. These risks are discussed in greater detail in the section entitled "More Information About Risk."

Junk bonds are considered speculative, involve greater risks of default or down-grade and are more volatile

--------------------------------------------------------------------------------

than investment grade securities. Junk bonds involve additional risks which are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that long-term fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
      1989         15.77%
      1990          8.61%
      1991         16.66%
      1992          5.82%
      1993         12.66%
      1994         -5.53%
      1995         22.44%
      1996          0.57%
      1997          9.79%
      1998          8.59%
 Best Quarter Worst Quarter
    8.91%         (4.24)%
  (6/30/89)      (3/31/94)

The Fund's performance for the six month period ending June 30, 1999 was -
2.49%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the Lehman Brothers Government/Corp Bond Index.

                                1 Year                     5 Years                     10 Years
-----------------------------------------------------------------------------------------------
Managed Income Fund             8.59%                       6.76%                       9.26%

Lehman Brothers
 Govt/Corp Bond Index           9.46%                       7.30%                       9.33%

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                             0.75%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.25%
Total Other Expenses                        0.65%
--------------------------------------------------
Total Annual Fund Operating Expenses        1.40%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.90%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $143   $443    $766    $1,680

Intermediate-Term Managed Income Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 Investment Goal Current income

 Investment Focus Investment
 grade fixed income securities

 Share Price Volatility Medium

 Principal Investment Strategy Investing in investment grade government and corporate fixed income securities

 Investor Profile Investors seeking current income, and who are willing to accept the risks of investing in fixed income securities

Investment Objective
The Intermediate-Term Managed Income Fund seeks as high a level of current in-terest income as is consistent with relative stability of principal.

Investment Strategy of the Intermediate-Term Managed Income Fund
The Intermediate-Term Managed Income Fund invests at least 65% of its assets in fixed income securities issued or guaranteed by the U.S. government, its agen-cies and instrumentalities, and corporate issuers, including mortgage-backed securities, rated at the time of investment in one of the three highest rating categories by a major rating agency. The Fund also may invest up to 25% of its assets in dollar-denominated fixed income securities of foreign issuers and may place a portion of its assets in fixed income securities that are rated below investment grade. These securities are sometimes called "high yield" or "junk" bonds.

The Fund maintains a dollar-weighted average portfolio maturity of 3 to 10 years. The Adviser manages the Fund's average portfolio maturity in light of current market and economic conditions to provide a competitive current yield with reasonable risk of price volatility. In selecting particular investments, the Adviser looks for securities that offer relative value, based on its as-sessment of real interest rates and the yield curve. The fixed income securi-ties held by the Fund also may have the potential for moderate price apprecia-tion. There is no limit on the maximum maturity for a particular security.

Principal Risks of Investing in the Intermediate-Term Managed Income Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

The Fund's U.S. Government securities are not guaranteed against price move-ments due to changing interest rates. Obligations issued by some U.S. Govern-ment agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore cal-culate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Fund also may be subject to risks particular to its investments in foreign fixed income securities. These risks are discussed in greater detail in the section entitled "More Information About Risk."

--------------------------------------------------------------------------------

Junk bonds are considered speculative, involve greater risks of default or down-grade and are more volatile than investment grade securities. Junk bonds involve additional risks which are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that intermediate-term fixed income secu-rities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
          1993        8.44%
          1994       -3.71%
          1995       19.23%
          1996        1.92%
          1997        8.49%
          1998        8.46%
 Best Quarter Worst Quarter
    6.83%        (3.79)%
  (6/30/95)     (3/31/94)

The Fund's performance for the six month period ending June 30, 1999 was -
1.95%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the Lehman Brothers Intermediate Govt/Corp Bond Index.

                                                                                    Since
                                     1 Year               5 Years               Inception
-----------------------------------------------------------------------------------------
Intermediate-Term Managed
 Income Fund                         8.46%                 6.61%                 6.91%*

Lehman Brothers Intermediate
 Govt/Corp Bond Index                8.42%                 6.59%                 6.95%*

 * Since December 31, 1992

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                             0.35%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.25%
Total Other Expenses                        0.65%
--------------------------------------------------
Total Annual Fund Operating Expenses        1.00%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.60%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 Year 3 Years 5 Years 10 Years
----------------------------------
     $102  $318    $552    $1,225

Short-Term Government Securities Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 Investment Goal Current income consistent with relative stability of principal

 Investment Focus Short-term fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities

 Share Price Volatility Low

 Principal Investment Strategy Investing in U.S. government securities, while maintaining a dollar-weighted average maturity of 1 to 3 years

 Investor Profile Investors seeking to preserve capital and earn current income


Investment Objective
The Short-Term Government Securities Fund seeks a high level of current income consistent with stability of principal.

Investment Strategy of the Short-Term Government Securities Fund
The Short-Term Government Securities Fund invests at least 65% of its assets in fixed income securities issued or guaranteed by the U.S. government, its agen-cies and instrumentalities, including mortgage-backed securities. Interest pay-ments on these securities generally will be exempt from state and local taxes.

The Fund generally maintains a dollar-weighted average portfolio maturity of 1 to 3 years. The Adviser manages the Fund's average portfolio maturity in light of current market and economic conditions to provide a competitive current yield with relative stability of principal. In selecting particular invest-ments, the Adviser looks for securities that offer relative value, based on its assessment of real interest rates and the yield curve. There is no limit on the maximum maturity for a particular security.

Principal Risks of Investing in the Short-Term Government Securities Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

The Fund's U.S. Government securities are not guaranteed against price move-ments due to changing interest rates. Obligations issued by some U.S. Govern-ment agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore cal-culate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Fund is also subject to the risk that short-term government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

--------------------------------------------------------------------------------

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
       1993          4.32%
       1994          1.07%
       1995         10.25%
       1996          3.97%
       1997          5.87%
       1998          6.30%
 Best Quarter Worst Quarter
    3.35%         (0.45)%
  (6/30/95)      (3/31/94)

The Fund's performance for the six month period ending June 30, 1999 was 0.76%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the Lehman Brothers 1-3 Year Government Bond Index.

                                                                                            Since
                                   1 Year                   5 Years                     Inception
-------------------------------------------------------------------------------------------------
Short-Term Government
 Securities Fund                    6.30%                     5.45%                      5.26%*

Lehman Brothers 1-3 Year
 Government Bond Index              6.97%                     5.96%                      5.87%*

 * Since December 31, 1992

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                     0.30%
Other Expenses
 Administrative Servicing Fee 0.40%
 Other Operating Expenses     0.28%
Total Other Expenses                0.68%
------------------------------------------
Total Annual Fund Operating
 Expenses                           0.98%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.58%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1                     10
     Year 3 Years 5 Years Years
--------------------------------
     $100  $312    $542   $1,201

--------------------------------------------------------------------------------

More Information About Risk

Fixed Income Risk
(All Funds)--The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. More-over, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. As the average maturity or duration of a security lengthens, the risk that the price of such security will become more volatile increases. Duration approximates the price sensitiv-ity of a security to changes in interest rates. In contrast to maturity which measures only time until final payment, duration combines consideration of yield, interest payments, final maturity and call features.

 Call Risk
 (All Funds)--During periods of falling interest rates, certain debt obliga-tions with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluc-tuate, and may require a Fund to invest the resulting proceeds at lower in-terest rates.

 Credit Risk
 (All Funds)--The possibility that an issuer will be unable to make timely payments of either principal or interest.

 Event Risk
 (All Funds)--Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be re-duced because of a Fund's multiple holdings.

High-Yield, Lower Rated Securities
(Intermediate-Term Managed Income Fund and Managed Income Fund)--"Junk bonds" are subject to additional risks associated with investing in high-yield securi-ties, including:

Greater risk of default or price declines due to changes in the issuer's cred-itworthiness. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon matu-rity. Discontinuation of these payments could substantially adversely affect the market value of the security.

A thinner and less active market, which may increase price volatility and limit the ability of a Fund to sell these securities at their carrying values.

Prices for high-yield, lower rated securities may be affected by investor per-ception of issuer credit quality and the outlook for economic growth, such that prices may move independently of interest rates and the overall bond market. Issuers of junk bonds may be more susceptible than other issuers to economic downturns.

Mortgage-Backed Securities
(All Funds)--Mortgage-backed securities are fixed income securities represent-ing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the un-derlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its de-crease in market price. When interest rates fall, however, mortgage-backed se-curities may not gain as much in market value because of the expectation of ad-ditional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatil-ity risk of that portfolio.

Foreign Security Risks
(Intermediate-Term Managed Income Fund and Managed Income Fund)--Investments in securities of foreign companies or governments can be more volatile than in-vestments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect invest-ments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such secu-rities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards com-parable to those applicable to domestic U.S. companies or governments. Transac-tion costs are generally higher than those in the U.S. and expenses for custo-dial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign gov-

--------------------------------------------------------------------------------

ernments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Year 2000 Risk
(All Funds)--The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the com-puter systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. This is commonly known as the "Year 2000 Problem." The Adviser and the Funds' other service providers advise that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. Current-ly, they do not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Funds at cur-rent levels. At this time, however, there can be no assurance that their ef-forts will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem. In addition, the Funds and their shareholders may ex-perience losses as a result of computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-deal-ers or others with which the Funds do business.

Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the Year 2000 Problem may add to the possibility of losses to the Funds and their shareholders.

Each Fund's Other Investments
In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During adverse economic, market or other condi-tions, each Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with a Fund's objective. The Fund may not achieve its objective when so invested. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Investment Adviser
United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment manage-ment, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 1998, U.S. Trust had approximately $65 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

The Board of Directors of Excelsior Funds, Inc. supervises the Adviser and es-tablishes policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 1999, U.S. Trust received advisory fees, as a percentage of average daily net assets, of:

Short-Term Government Securities Fund  0.21%
Intermediate-Term Managed Income Fund  0.28%
Managed Income Fund                    0.62%

Portfolio Managers
Frank A. Salem has served as the Intermediate-Term Managed Income Fund's port-folio manager since August 1998. Beginning August, 1999, Mr. Salem also serves as

--------------------------------------------------------------------------------

the Short-Term Government Securities Fund's portfolio manager. Mr. Salem is a Senior Vice President in U.S. Trust's Fixed-Income division and has been with U.S. Trust since 1998. Prior to joining U.S. Trust, Mr. Salem was a Director and Portfolio Manager in the Fixed-Income Department of Mackay Shields in New York. Mr. Salem is primarily responsible for the day to day management of the Intermediate-Term Managed Income Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Alexander R. Powers has served as the Managed Income Fund's portfolio manager since August 1997. Mr. Powers, Managing Director of Taxable Fixed Income In-vestments, has been with U.S. Trust since 1996. From 1988 to 1996, Mr. Powers was a Manager of Fixed Income Instruments with Chase Asset Management. Mr. Pow-ers is primarily responsible for the day to day management of the Managed In-come Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Purchasing, Selling and Exchanging Fund Shares
This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Funds.

How to Purchase Fund Shares
You may purchase shares directly by:
 .Mail
 .Telephone
 .Wire, or
 .Automatic Investment Program

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 557-8280), or complete and send in the enclosed application to Ex-celsior Funds, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. Unless you arrange to pay by wire or through the automatic in-vestment program, write your check, payable in U.S. dollars, to "Excelsior Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

The Chase Manhattan Bank
ABA #021000021
Excelsior Funds, Account Number 9102732915

For Further Credit To:
Excelsior Funds
Wire Control Number
Excelsior Funds Account Registration (including account number)

Investors making initial investments by wire must promptly complete the en-closed application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above in-structions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its proce-dures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds' distributor may institute promotional incentive programs for deal-ers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including mer-chandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms.

General Information
You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good or-der. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

--------------------------------------------------------------------------------

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase request in good order before 4:00 p.m., Eastern time.

How We Calculate NAV
NAV for one Fund share is the value of that share's portion of all of the as-sets in the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser thinks that they are un-reliable, fair value prices may be determined in good faith using methods ap-proved by the Board of Directors. Fixed income investments with remaining matu-rities of 60 days or less generally are valued at their amortized cost, which approximates their market value.

Minimum Purchases
To purchase shares for the first time, you must invest at least $500 ($250 for IRAs) in any Fund.

Your subsequent investments in any Fund must be made in amounts of at least
$50.

A Fund may accept investments of smaller amounts at its discretion.

Automatic Investment Program
If you have a checking, money market or NOW account with a bank, you may pur-chase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled in-vestments once per month, on either the first or fifteenth day, or twice per month, on both days.

How to Sell Your Fund Shares
You may sell shares directly by:
 .Mail
 .Telephone, or
 .Systematic Withdrawal Plan

Holders of Fund shares may sell (sometimes called "redeem") shares by following procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 557-8280).

You may sell your shares by sending a written request for redemption to:

Excelsior Funds
c/o Chase Global Funds Services Company
P.O. Box 2798
Boston, MA 02208-2798

Please be sure to indicate the number of shares to be sold, identify your ac-count number and sign the request.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you own your shares directly and previously indicated on your account appli-cation or arranged in writing to do so, you may sell your shares on any Busi-ness Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 557-8280). The minimum amount for telephone redemptions is $500. We may reject a telephone redemption request if we deem it advisable to do so.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund re-ceives your request in good order.

Systematic Withdrawal Plan
If you have at least $10,000 in your account, you may use the systematic with-drawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

--------------------------------------------------------------------------------

Receiving Your Money
Normally, we will send your sale proceeds within five Business Days after we receive your request in good order. Your proceeds can be wired to your bank ac-count (if more than $500) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 Business Days).

Redemptions in Kind
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares
If your account balance drops below $500 because of redemptions, you may be re-quired to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares
A Fund may suspend your right to sell your shares if the NYSE restricts trad-ing, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

How to Exchange Your Shares
You may exchange your shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for Shares of any portfolio of Excelsior Institutional Trust. In order to protect other share-holders, we may limit your exchanges to no more than six per year, and we may reject any exchange request. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the ac-count application.

You may also exchange shares through your financial institution. Exchange re-quests must be for an amount of at least $500.

If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 Business Days). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

Telephone Transactions
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of in-structions, the Funds are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

Authorized Intermediaries
Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept pur-chase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for trans-mitting requests and delivering funds on a timely basis.

Shareholder Servicing
The Funds are permitted to pay a shareholder servicing fee to certain share-holder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of pur-chase, redemption and exchange requests and providing periodic account state-ments. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organization.

Dividends, Distributions and Taxes
Each Fund distributes its income by declaring a dividend daily and paying accu-mulated dividends monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

--------------------------------------------------------------------------------

Dividends and distributions for shares held of record by U.S. Trust and its af-filiates or correspondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes
Please consult your tax adviser regarding your specific questions about feder-al, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capi-tal gains. Each sale or exchange of Fund shares is a taxable event.

More information about taxes is in the Statement of Additional Information.

--------------------------------------------------------------------------------

Financial Highlights
The tables that follow present performance information about shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a sin-gle Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Ernst & Young LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 557-8280).

MANAGED INCOME FUND

                                              Year Ended March 31,
                                      -----------------------------------------
                                         1999     1998     1997    1996    1995
                                      -------  -------  -------  ------  ------
Net Asset Value, Beginning of Year..  $  9.17  $  8.60  $  8.84  $ 8.39  $ 8.57
                                      -------  -------  -------  ------  ------
Income From Investment Operations
 Net Investment Income..............     0.46     0.49     0.51    0.55    0.51
 Net Gains or (Losses) on Securities
  (both realized and unrealized) ...     0.08     0.58    (0.24)   0.44   (0.18)
                                      -------  -------  -------  ------  ------
 Total From Investment Operations...     0.54     1.07     0.27    0.99    0.33
                                      -------  -------  -------  ------  ------
Less Distributions
 Dividends From Net Investment
  Income............................    (0.46)   (0.49)   (0.51)  (0.54)  (0.51)
 Dividends From Net Realized Gain on
  Investments.......................    (0.26)   (0.01)    0.00    0.00    0.00
 Distributions in Excess of Net
  Realized Gain on Investments......     0.00     0.00     0.00    0.00    0.00
                                      -------  -------  -------  ------  ------
 Total Distributions................    (0.72)   (0.50)   (0.51)  (0.54)  (0.51)
                                      -------  -------  -------  ------  ------
Net Asset Value, End of Year........  $  8.99  $  9.17  $  8.60  $ 8.84  $ 8.39
                                      =======  =======  =======  ======  ======
Total Return........................    5.95%   12.79%    3.17%  11.86%   4.06%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions).........................  $215.77  $196.10  $185.90  $88.90  $86.02
 Ratio of Net Operating Expenses to
  Average Net Assets................    0.90%    0.90%    0.90%   0.96%   1.00%
 Ratio of Gross Operating Expenses
  to Average Net Assets/1/..........    1.03%    1.02%    1.04%   1.12%   1.12%
 Ratio of Net Investment Income to
  Average Net Assets................    4.96%    5.51%    5.90%   6.09%   6.09%
 Portfolio Turnover Rate............   268.0%   538.0%   238.0%  165.0%  492.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

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INTERMEDIATE-TERM MANAGED INCOME FUND

                                             Year Ended March 31,
                                      ---------------------------------------
                                         1999    1998    1997    1996    1995
                                      -------  ------  ------  ------  ------
Net Asset Value, Beginning of
 Period.............................. $  7.23  $ 6.87  $ 7.06  $ 6.75  $ 6.83
                                      -------  ------  ------  ------  ------
Income From Investment Operations
 Net Investment Income...............    0.39    0.41    0.41    0.43    0.39
 Net Gains or (Losses) on Securities
  (both realized and unrealized)........ 0.04    0.36   (0.19)   0.31   (0.07)
                                      -------  ------  ------  ------  ------
 Total From Investment Operations....    0.43    0.77    0.22    0.74    0.32
                                      -------  ------  ------  ------  ------
Less Distributions
 Dividends From Net Investment
  Income.............................   (0.39)  (0.41)  (0.41)  (0.43)  (0.39)
 Dividends From Net Realized Gain on
  Investments........................   (0.13)   0.00    0.00    0.00    0.00
 Distributions in Excess of Net
  Realized Gain on Investments.......   (0.01)   0.00    0.00    0.00   (0.01)
                                      -------  ------  ------  ------  ------
 Total Distributions.................   (0.53)  (0.41)  (0.41)  (0.43)  (0.40)
                                      -------  ------  ------  ------  ------
Net Asset Value, End of Period....... $  7.13  $ 7.23  $ 6.87  $ 7.06  $ 6.75
                                      =======  ======  ======  ======  ======
Total Return.........................   6.02%  11.37%   3.25%  11.13%   4.95%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions).......................... $127.74  $94.94  $78.44  $68.64  $47.93
 Ratio of Net Operating Expenses to
  Average Net Assets.................   0.60%   0.61%   0.63%   0.64%   0.66%
 Ratio of Gross Operating Expenses to
  Average Net Assets/1/..............   0.67%   0.66%   0.68%   0.68%   0.68%
 Ratio of Net Investment Income to
  Average Net Assets.................   5.29%   5.68%   5.91%   6.06%   5.91%
 Portfolio Turnover Rate.............  229.0%   86.0%  129.0%  129.0%  682.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

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SHORT-TERM GOVERNMENT SECURITIES FUND

                                               Year Ended March 31,
                                        --------------------------------------
                                          1999    1998    1997    1996    1995
                                        ------  ------  ------  ------  ------
Net Asset Value, Beginning of Period... $ 7.00  $ 6.93  $ 6.98  $ 6.89  $ 6.93
                                        ------  ------  ------  ------  ------
Income From Investment Operations
 Net Investment Income.................   0.34    0.37    0.38    0.40    0.33
 Net Gains or (Losses) on Securities
  (both realized and unrealized).......   0.04    0.07   (0.06)   0.09   (0.04)
                                        ------  ------  ------  ------  ------
 Total From Investment Operations......   0.38    0.44    0.32    0.49    0.29
                                        ------  ------  ------  ------  ------
Less Distributions
 Dividends From Net Investment Income..  (0.34)  (0.37)  (0.37)  (0.40)  (0.33)
 Dividends From Net Realized Gain on
  Investments..........................   0.00    0.00    0.00    0.00    0.00
 Distributions in Excess of Net
  Realized Gain on Investments.........   0.00    0.00    0.00    0.00    0.00
                                        ------  ------  ------  ------  ------
 Total Distributions...................  (0.34)  (0.37)  (0.37)  (0.40)  (0.33)
                                        ------  ------  ------  ------  ------
Net Asset Value, End of Period......... $ 7.04  $ 7.00  $ 6.93  $ 6.98  $ 6.89
                                        ======  ======  ======  ======  ======
Total Return...........................  5.54%   6.47%   4.77%   7.27%   4.30%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)............................ $52.59  $32.55  $30.80  $25.07  $25.22
 Ratio of Net Operating Expenses to
  Average Net Assets...................  0.58%   0.62%   0.61%   0.61%   0.61%
 Ratio of Gross Operating Expenses to
  Average Net Assets/1/................  0.67%   0.69%   0.70%   0.80%   0.67%
 Ratio of Net Investment Income to
  Average Net Assets...................  4.79%   5.28%   5.42%   5.72%   4.80%
 Portfolio Turnover Rate............... 114.0%   35.0%   82.0%   77.0%  198.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

Excelsior Funds, Inc.

Investment Adviser
United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
East Building
Stamford, Connecticut 06905

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the fol-lowing:

Statement of Additional Information (SAI)
The SAI dated August 1, 1999 includes detailed information about Excelsior Funds, Inc. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports
These reports contain additional information about the Funds' investments. The Annual Report also lists each Fund's holdings and contains information from the Fund's managers about strategies, recent market conditions and trends.

To Obtain More Information:
By Telephone: Call (800) 446-1012 (from overseas, call (617) 557-8280)

By Mail:  Excelsior Funds, 73 Tremont Street, Boston, Massachusetts 02108-3913

By Internet: http://www.excelsiorfunds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual re-ports, as well as other information about Excelsior Funds, Inc., from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Sec-tion, Washington, DC 20549-6009. Excelsior Funds, Inc.'s Investment Company Act registration number is 811-4088.

                                                             [LOGO APPEARS HERE]
Excelsior Money Market Funds

Prospectus

August 1, 1999

Excelsior Funds, Inc.

Excelsior Tax-Exempt Funds, Inc.

Money Fund
Government Money Fund
Treasury Money Fund
Tax-Exempt Money Fund
New York Tax-Exempt Money Fund

Investment Adviser
United States Trust Company of New York
U.S. Trust Company



The Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.


                                          [LOGO OF EXCELSIOR FUNDS APPEARS HERE]

Table of Contents

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are mutual fund fam-ilies that offer shares in separate investment portfolios which have individual investment goals and strategies. This prospectus gives you important informa-tion about the Money, Government Money and Treasury Money Funds of Excelsior Funds, Inc. and the Tax-Exempt Money and New York Tax-Exempt Money Funds of Ex-celsior Tax-Exempt Funds, Inc. (each, a Fund) that you should know before in-vesting. The Money Fund and Government Money Fund offer two classes of shares:
Shares, which are offered in this prospectus, and Institutional Shares, which are offered in a separate prospectus. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can eas-ily review this important information. On the next page, there is some general information you should know about the Funds. For more detailed information about each Fund, please see:

                                                                            Page
Money Fund...........................................................          4
Government Money Fund................................................          6
Treasury Money Fund..................................................          8
Tax-Exempt Money Fund................................................         10
New York Tax-Exempt Money Fund.......................................         12
More Information About Risk..........................................         14
Each Fund's Other Investments........................................         15
The Investment Adviser...............................................         15
Purchasing, Selling and Exchanging Fund Shares.......................         15
Dividends, Distributions and Taxes...................................         18
Financial Highlights.................................................         19
How to Obtain More Information About Excelsior Funds................. Back Cover

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Information Common to All Funds
Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate ac-tual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The Funds try to maintain a constant price per share of $1.00, but there is no guarantee that a Fund will achieve this goal.

      Money Fund
--------------------------------------------------------------------------------


 FUND SUMMARY

 INVESTMENT GOAL Current income
 consistent with preserving
 capital and maintaining
 liquidity

 INVESTMENT FOCUS Money market
 instruments

 SHARE PRICE VOLATILITY Very
 low

 PRINCIPAL INVESTMENT
 STRATEGY Investing in a
 portfolio of high quality
 short-term debt securities
 designed to allow the Fund to
 maintain a stable net asset
 value per share

 INVESTOR PROFILE Conservative
 investors seeking current
 income from their investment

INVESTMENT OBJECTIVE
The Money Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

INVESTMENT STRATEGY OF THE MONEY FUND
The Money Fund invests substantially all of its assets in high quality U.S. dollar-denominated money market instruments, such as bank certificates of de-posit, bankers' acceptances, commercial paper, corporate debt, mortgage-backed securities, obligations issued or guaranteed by the U.S. government, and its agencies and instrumentalities and fully collateralized repurchase agreements. In managing the Fund, the Adviser assesses current and projected market condi-tions, particularly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments as to maturities, issuers and providers of credit support.

Principal Risks of Investing in the Money Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your invest-ment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore cal-culate how they will respond to changing interest rates.

--------------------------------------------------------------------------------

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Shares from year to year.

                            [BAR CHART APPEARS HERE]
1989     9.03%
1990     8.14%
1991     6.01%
1992     3.96%
1993     2.83%
1994     3.91%
1995     5.60%
1996     5.02%
1997     5.21%
1998     5.16%
 Best Quarter Worst Quarter
    2.33%         0.68%
  (6/30/89)     (12/31/93)

The Fund's performance for the six month period ending June 30, 1999 was 1.89%.

This table shows the average annual total returns of the Fund's Shares for the periods ended December 31, 1998.


                     1 Year 5 Years 10 Years
--------------------------------------------
Money Fund (Shares)  5.15%  4.97%   5.56%

Call 1-800-446-1012 for the Fund's most current 7-day yield.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                             0.25%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.22%
Total Other Expenses                        0.62%
--------------------------------------------------
Total Annual Fund Operating Expenses        0.87%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.48%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                              10
     1 Year 3 Years 5 Years Years
----------------------------------
      $89    $278    $482   $1,073

Government Money Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Current income
 consistent with preserving
 capital and maintaining
 liquidity

 INVESTMENT FOCUS Money market
 instruments issued or
 guaranteed by the U.S.
 government, its agencies and
 instrumentalities

 SHARE PRICE VOLATILITY Very
 low

 PRINCIPAL INVESTMENT
 STRATEGY Investing in a
 portfolio of high quality
 short-term debt securities
 issued by the U.S. government,
 its agencies and
 instrumentalities designed to
 allow the Fund to maintain a
 stable net asset value per
 share

 INVESTOR PROFILE Conservative
 investors seeking current
 income from their investment

Investment Objective
The Government Money Fund seeks as high a level of current income as is consis-tent with liquidity and stability of principal.

Investment Strategy of the Government Money Fund
The Government Money Fund invests substantially all of its assets in high qual-ity U.S. dollar-denominated money market instruments, including mortgage-backed securities, issued or guaranteed by the U.S. government, its agencies and in-strumentalities and fully collateralized repurchase agreements. In managing the Fund, the Adviser assesses current and projected market conditions, particu-larly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments among securities with various maturities.

Principal Risks of Investing in the Government Money Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your invest-ment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's U.S. Government securities are not guaranteed against price move-ments due to changing interest rates. Obligations issued by some U.S. Govern-ment agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore cal-culate how they will respond to changing interest rates.

--------------------------------------------------------------------------------

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Shares from year to year.

                            [BAR CHART APPEARS HERE]
1989          8.88%
1990          7.98%
1991          5.80%
1992          3.95%
1993          2.77%
1994          3.83%
1995          5.54%
1996          4.99%
1997          5.09%
1998          5.15%
 Best Quarter Worst Quarter
    2.29%         0.67%
  (6/30/89)     (6/30/93)

The Fund's performance for the six month period ending June 30, 1999 was 1.89%.

This table shows the average annual total returns of the Fund's Shares for the periods ended December 31, 1998.


                                1 Year 5 Years 10 Years
------------------------------------------------------
Government Money Fund (Shares)  5.15%  4.91%   4.75%

Call 1-800-446-1012 for the Fund's most current 7-day yield.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                             0.25%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.22%
Total Other Expenses                        0.62%
--------------------------------------------------
Total Annual Fund Operating Expenses        0.87%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.47%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $89    $278    $482    $1,073

Treasury Money Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Current income
 consistent with preserving
 capital and maintaining
 liquidity

 INVESTMENT FOCUS U.S. Treasury
 securities

 SHARE PRICE VOLATILITY Very
 low

 PRINCIPAL INVESTMENT
 STRATEGY Investing in a
 portfolio of short-term
 obligations of the U.S.
 Treasury designed to allow the
 Fund to maintain a stable net
 asset value per share

 INVESTOR PROFILE Conservative
 investors seeking current
 income from their investment
 that is generally exempt from
 state and local taxes

Investment Objective
The Treasury Money Fund seeks current income with liquidity and stability of principal.

Investment Strategy of the Treasury Money Fund
The Treasury Money Fund invests substantially all of its assets in U.S. Trea-sury obligations. The Fund also may invest, to a lesser extent, in high quality obligations issued or guaranteed by U.S. government agencies and instrumentali-ties. Generally, interest payments on obligations held by the Fund will be ex-empt from state and local taxes. In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to re-spond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments among securities with various maturities.

Principal Risks of Investing in the Treasury Money Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your invest-ment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's U.S. Government securities are not guaranteed against price move-ments due to changing interest rates. Obligations issued by some U.S. Govern-ment agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

--------------------------------------------------------------------------------

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
1992     3.68%
1993     2.66%
1994     3.61%
1995     5.27%
1996     4.81%
1997     4.89%
1998     4.82%
 Best Quarter Worst Quarter
    1.37%         0.63%
  (6/30/91)     (6/30/93)

The Fund's performance for the six month period ending June 30, 1999 was 1.76%.

This table shows the Fund's average annual total returns for the periods ended December 31, 1998.


                     1 Year   5 Years    Since Inception
---------------------------------------------------------
Treasury Money Fund  4.82%    4.68%      4.37%*

* Since February 13, 1991

Call 1-800-446-1012 for the Fund's most current 7-day yield.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                             0.30%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.22%
Total Other Expenses                        0.62%
--------------------------------------------------
Total Annual Fund Operating Expenses        0.92%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.52%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $94    $293    $509    $1,131

Tax-Exempt Money Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Current income
 exempt from Federal taxes
 consistent with preserving
 capital and maintaining
 liquidity

 INVESTMENT FOCUS Municipal
 money market instruments

 SHARE PRICE VOLATILITY Very
 low

 PRINCIPAL INVESTMENT
 STRATEGY Investing in a
 portfolio of high quality
 short-term debt securities
 which pay interest exempt from
 federal taxes designed to
 allow the Fund to maintain a
 stable net asset value per
 share

 INVESTOR PROFILE Conservative
 taxable investors in higher
 tax brackets seeking current
 income exempt from Federal
 income taxes

Investment Objective
The Tax-Exempt Money Fund seeks a moderate level of current interest income ex-empt from federal income taxes consistent with stability of principal.

Investment Strategy of the Tax-Exempt Money Fund
The Tax-Exempt Money Fund invests substantially all of its assets in high qual-ity money market instruments issued by state and local governments and agen-cies, and other U.S. territories and possessions, that pay interest exempt from Federal taxes ("municipal money market instruments"). Banks and other credit-worthy entities may provide letters of credit and other credit enhancements as to municipal money market instruments. Such institutions may also provide li-quidity facilities that shorten the effective maturity of some of the Fund's holdings. The Fund ordinarily will not invest in obligations that pay interest treated as a preference item for purposes of the alternative minimum tax. The Fund invests only in instruments with remaining maturities of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

In managing the Fund, the Adviser assesses current and projected market condi-tions, particularly interest rates. Based on this assessment and an extensive credit analysis, the Adviser uses gradual shifts in portfolio maturity to re-spond to expected changes in interest rates and selects securities that it be-lieves offer the most attractive risk/return trade off.

Principal Risks of Investing in the Tax-Exempt Money Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your invest-ment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

--------------------------------------------------------------------------------

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
1989        6.14%
1990        5.56%
1991        4.34%
1992        3.02%
1993        1.98%
1994        2.46%
1995        3.53%
1996        3.11%
1997        3.25%
1998        3.09%
 Best Quarter Worst Quarter
    1.62%         0.47%
  (6/30/89)     (3/31/94)

The Fund's performance for the six month period ending June 30, 1999 was 1.06%.

This table shows the Fund's average annual total returns for the periods ended December 31, 1998.

                       1 Year 5 Years 10 Years
----------------------------------------------
Tax-Exempt Money Fund   3.09%  3.08%   3.59%

Call 1-800-446-1012 for the Fund's most current 7-day yield.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                     0.25%
Other Expenses
 Administrative Servicing Fee 0.40%
 Other Operating Expenses     0.21%
Total Other Expenses                0.61%
------------------------------------------
Total Annual Fund Operating
 Expenses                           0.86%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.46%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $88    $274    $477    $1,061

New York Tax-exempt Money Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Current income
 exempt from Federal, New York
 State and New York City taxes
 consistent with preserving
 capital and maintaining
 liquidity

 INVESTMENT FOCUS New York tax-
 exempt money market
 instruments

 SHARE PRICE VOLATILITY Very
 low

 PRINCIPAL INVESTMENT
 STRATEGY Investing in a
 portfolio of high quality
 short-term debt securities
 which pay interest exempt from
 Federal, New York State and
 New York City taxes designed
 to allow the Fund to maintain
 a stable net asset value per
 share

 INVESTOR PROFILE Conservative
 investors in higher tax
 brackets seeking current
 income that is exempt from
 Federal, New York State and
 New York City income taxes

Investment Objective
The New York Tax-Exempt Money Fund seeks a moderate level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal. This objective may be changed without shareholder approval.

Investment Strategy of the New York Tax-Exempt Money Fund
The New York Tax-Exempt Money Fund invests substantially all of its assets in high quality money market instruments issued by the State of New York, local governments and agencies in New York and other governmental issuers including U.S. territories and possessions that pay interest exempt from Federal, New York State and New York City income taxes ("New York money market instru-ments"). Banks and other creditworthy entities may provide letters of credit and other credit enhancements for New York money market instruments. Such in-stitutions may also provide liquidity facilities that shorten the effective ma-turity of some of the Fund's holdings. The Fund invests only in instruments with remaining maturities of 13 months or less that the Adviser believes pres-ent minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

In managing the Fund, the Adviser assesses current and projected market condi-tions, particularly interest rates. Based on this assessment and an extensive credit analysis, the Adviser uses gradual shifts in portfolio maturity to re-spond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

Principal Risks of Investing in the New York Tax-Exempt Money Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your invest-ment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

--------------------------------------------------------------------------------


Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its in-vestments in those securities.

The Fund's concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state. In particular, the Fund's performance depends upon the ability of the issuers of New York money market instruments to meet their continuing obliga-tions. New York State and New York City face long-term economic problems that could seriously affect their ability, and that of other issuers of New York money market instruments, to meet their financial obligations.

Performance Information
The Fund did not commence operations until August 3, 1998. Therefore, no per-formance information is provided.

Call 1-800-446-1012 for the Fund's most current 7-day yield.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                              0.50%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.29%
Total Other Expenses                         0.69%
----------------------------------------------------
Total Annual Fund Operating Expenses         1.19%*+

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 0.47% (annualized). For more information about these fees, see "Investment Adviser."
+ Annualized

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $121   $378    $654    $1,443

--------------------------------------------------------------------------------


More Information About Risk

Fixed Income Risk
(All Funds)--The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. More-over, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

 Call Risk
 (All Funds)--During periods of falling interest rates, certain debt obliga-tions with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluc-tuate, and may require a Fund to invest the resulting proceeds at lower in-terest rates.

 Credit Risk
 (All Funds)--The possibility that an issuer will be unable to make timely payments of either principal or interest.

 Event Risk
 (All Funds)--Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be re-duced because of the Fund's multiple holdings.

Municipal Issuer Risk
(Tax-Exempt Money Fund and New York Tax-Exempt Money Fund)--There may be eco-nomic or political changes that impact the ability of municipal issuers to re-pay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also ad-versely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced sup-plies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

(New York Tax-Exempt Money Fund)--In addition, the Fund's concentration of in-vestments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numer-ous states.

Mortgage-Backed Securities
(Money Fund and Government Money Fund)--Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possi-bility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the secu-rity will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Year 2000 Risk
(All Funds)--The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the com-puter systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. This is commonly known as the "Year 2000 Problem." The Adviser and the Funds' other service providers advise that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. Current-ly, they do not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Funds at cur-rent levels. At this time, however, there can be no assurance that their ef-forts will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem. In addition, the Funds and their shareholders may ex-perience losses as a result of computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-deal-ers or others with which the Funds do business.

--------------------------------------------------------------------------------



Each Fund's Other Investments
In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Investment Adviser
United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment manage-ment, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 1998, U.S. Trust had approximately $65 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

The Boards of Directors of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. supervise the Adviser and establish policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 1999, U.S. Trust received advisory fees, as a percentage of average daily net assets, of:

Money Fund             0.20%
Government Money Fund  0.22%
Treasury Money Fund    0.27%
Tax-Exempt Money Fund  0.19%

U.S. Trust is entitled to receive an advisory fee from the New York Tax-Exempt Money Fund of 0.50% of the Fund's average daily net assets.

Purchasing, Selling and Exchanging Fund Shares
This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Funds.

How to Purchase Fund Shares
You may purchase shares directly by:
 . Mail
 . Telephone
 . Wire, or
 . Automatic Investment Program

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 557-8280), or complete and send in the enclosed application to Ex-celsior Funds, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. Unless you arrange to pay by wire or through the automatic in-vestment program, write your check, payable in U.S. dollars, to "Excelsior Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

  The Chase Manhattan Bank
  ABA #021000021
  Excelsior Funds, Account Number 9102732915

For Further Credit To:
  Excelsior Funds
  Wire Control Number
  Excelsior Funds Account Registration (including account number)

Investors making initial investments by wire must promptly complete the en-closed application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above in-structions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to fol-

--------------------------------------------------------------------------------


low its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your cor-respondence or questions regarding a Fund to your institution.

The Funds' distributor may institute promotional incentive programs for deal-ers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including mer-chandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms.

General Information
You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good or-der. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV twice each Business Day at 1:00 p.m., Eastern time (12:00 noon, Eastern time for the Tax-Exempt Money and New York Tax-Exempt Money Funds) and at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). For you to be eligible to receive divi-dends declared on the day you submit your purchase request, a Fund must receive your request in good order before 1:00 p.m., Eastern time (12:00 noon, Eastern time for the Tax-Exempt Money and New York Tax-Exempt Money Funds) and federal funds (readily available funds) before the regularly-scheduled close of normal trading on the NYSE.

How We Calculate NAV
NAV for one Fund share is the value of that share's portion of all of the as-sets in the Fund.

In calculating NAV for the Funds, we generally value a Fund's investment port-folio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Directors.

Minimum Purchases
To purchase shares for the first time, you must invest at least $500 in any Fund.

Your subsequent investments in any Fund must be made in amounts of at least
$50.

A Fund may accept investments of smaller amounts at its discretion.

Automatic Investment Program
If you have a checking, money market, or NOW account with a bank, you may pur-chase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled in-vestments once per month, on either the first or fifteenth day, or twice per month, on both days.

How to Sell Your Fund Shares
You may sell shares directly by:
 . Mail
 . Telephone,
 . Systematic Withdrawal Plan, or
 . By Writing a Check Directly From Your Account

Holders of Fund shares may sell (sometimes called "redeem") shares by following procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 557-8280).

You may sell your shares by sending a written request for redemption to:

  Excelsior Funds
  c/o Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208-2798

--------------------------------------------------------------------------------


Please be sure to indicate the number of shares to be sold, identify your ac-count number and sign the request.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you own your shares directly and previously indicated on your account appli-cation or arranged in writing to do so, you may sell your shares on any Busi-ness Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 557-8280). The minimum amount for telephone redemptions is $500. We may reject a telephone redemption request if we deem it advisable to do so.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

If you own your shares directly and previously indicated on your account appli-cation or arranged in writing to do so, you may sell your shares by writing a check for at least $500 drawn on your account. Checks are available free of charge, and may be obtained by calling (800) 446-1012 (from overseas, call
(617) 557-8280). You cannot use a check to close your account.

The sale price of each share will be the next NAV determined after the Fund re-ceives your request in good order.

Systematic Withdrawal Plan
If you have at least $10,000 in your account, you may use the systematic with-drawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Receiving Your Money
Normally, we will send your sale proceeds within five Business Days after we receive your redemption request in good order. Your proceeds can be wired to your bank account (if more than $500) or sent to you by check. You can request to have redemption proceeds wired to your bank account on the same day you call us to sell your shares, as long as we hear from you by 1:00 p.m., Eastern time (12:00 noon, Eastern time for the Tax-Exempt Money and New York Tax-Exempt Money Funds) on that day. Otherwise, redemption proceeds will be wired the next Business Day. Shares redeemed and wired on the same day will not receive the dividend declared on that day. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 Business Days).

Redemptions in Kind
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares
If your account balance drops below $500 because of redemptions, you may be re-quired to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares
A Fund may suspend your right to sell your shares if the NYSE restricts trad-ing, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

How to Exchange Your Shares
You may exchange your shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for Shares of any portfolio of Excelsior Institutional Trust. In order to protect other share-holders, we may limit your exchanges to no more than six per year, and we may reject any exchange request. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the ac-count application.

You may also exchange shares through your financial institution. Exchange re-quests must be for an amount of at least $500.

If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which

--------------------------------------------------------------------------------


may take up to 15 Business Days). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

Telephone Transactions
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of in-structions, the Funds are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

Authorized Intermediaries
Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept pur-chase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for trans-mitting requests and delivering funds on a timely basis.

Shareholder Servicing
The Funds are permitted to pay a shareholder servicing fee to certain share-holder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of pur-chase, redemption and exchange requests and providing periodic account state-ments. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organization.

Dividends, Distributions and Taxes
Each Fund distributes its income by declaring a dividend daily and paying accu-mulated dividends monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust and its af-filiates or correspondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes
Please consult your tax adviser regarding your specific questions about feder-al, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capi-tal gains. Each sale or exchange of Fund shares is a taxable event.

The Tax-Exempt Money and New York Tax-Exempt Money Funds intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. In-come exempt from federal tax may be subject to state and local taxes. Any capi-tal gains distributed by these Funds may be taxable.

More information about taxes is in the Statement of Additional Information.

--------------------------------------------------------------------------------


Financial Highlights
The tables that follow present performance information about shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a sin-gle Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Ernst & Young LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 557-8280).

MONEY FUND

                                        Year Ended March 31,
                            --------------------------------------------------
                                1999        1998      1997      1996      1995
                            --------    --------  --------  --------  --------
Net Asset Value, Beginning
 of Year................... $   1.00    $   1.00  $   1.00  $   1.00  $   1.00
                            --------    --------  --------  --------  --------
Income From Investment
 Operations
 Net Investment Income.....  0.04901     0.05139   0.04888   0.05336   0.04494
 Net Gains on Securities
  (both realized and
  unrealized)..............  0.00000     0.00000   0.00000   0.00000   0.00002
                            --------    --------  --------  --------  --------
 Total From Investment
  Operations...............  0.04901     0.05139   0.04888   0.05336   0.04496
                            --------    --------  --------  --------  --------
Less Distributions
 Dividends From Net
  Investment Income........ (0.04901)   (0.05139) (0.04888) (0.05336) (0.04496)
 Dividend in Excess of Net
  Investment Income........  0.00000/2/  0.00000   0.00000   0.00000   0.00000
                            --------    --------  --------  --------  --------
 Total Distributions....... (0.04901)   (0.05139) (0.04888) (0.05336) (0.04496)
                            --------    --------  --------  --------  --------
Net Asset Value, End of
 Year...................... $   1.00    $   1.00  $   1.00  $   1.00  $   1.00
                            ========    ========  ========  ========  ========
Total Return...............    5.01%       5.26%     5.00%     5.47%     4.59%
Ratios/Supplemental Data
 Net Assets, End of Period
  (in millions)............ $ 973.67    $ 658.87  $ 498.07  $ 394.29  $ 824.58
 Ratio of Net Operating
  Expenses to Average Net
  Assets...................    0.48%       0.48%     0.47%     0.50%     0.49%
 Ratio of Gross Operating
  Expenses to Average Net
  Assets/1/................    0.52%       0.52%     0.53%     0.53%     0.52%
 Ratio of Net Investment
  Income to Average Net
  Assets...................    4.85%       5.14%     4.89%     5.40%     4.49%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
2. Amount represents less than $0.00001 per share.

--------------------------------------------------------------------------------


Government Money Fund

                                        Year Ended March 31,
                          -------------------------------------------------------
                               1999         1998       1997       1996       1995
                          ---------    ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of Year......  $    1.00    $    1.00  $    1.00  $    1.00  $    1.00
                          ---------    ---------  ---------  ---------  ---------
Income From Investment
 Operations
 Net Investment Income..    0.04838      0.05082    0.04862    0.05296    0.04397
                          ---------    ---------  ---------  ---------  ---------
 Total From Investment
  Operations............    0.04838      0.05082    0.04862    0.05296    0.04397
                          ---------    ---------  ---------  ---------  ---------
Less Distributions
 Dividends From Net
  Investment Income.....   (0.04838)    (0.05082)  (0.04862)  (0.05296)  (0.04397)
 Dividends in Excess of
  Net Investment
  Income................    0.00000/2/   0.00000    0.00000    0.00000    0.00000
                          ---------    ---------  ---------  ---------  ---------
 Total Distributions....   (0.04838)    (0.05082)  (0.04862)  (0.05296)  (0.04397)
                          ---------    ---------  ---------  ---------  ---------
Net Asset Value, End of
 Year...................  $    1.00    $    1.00  $    1.00  $    1.00  $    1.00
                          =========    =========  =========  =========  =========
Total Return............      4.95%        5.20%      4.97%      5.43%      4.49%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $  641.83    $  600.12  $  533.83  $  461.47  $  725.77
 Ratio of Net Operating
  Expenses to Average
  Net Assets............      0.47%        0.47%      0.47%      0.50%      0.50%
 Ratio of Gross
  Operating Expenses to
  Average Net
  Assets/1/.............      0.50%        0.50%      0.51%      0.53%      0.53%
 Ratio of Net Investment
  Income to Average Net
  Assets................      4.85%        5.09%      4.86%      5.36%      4.38%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
2. Amount represents less than $0.00001 per share.

--------------------------------------------------------------------------------


Treasury Money Fund

                                         Year Ended March 31,
                          ------------------------------------------------------
                               1999        1998       1997       1996       1995
                          ---------  ----------  ---------  ---------  ---------
Net Asset Value,
 Beginning of Period....  $    1.00  $     1.00  $    1.00  $    1.00  $    1.00
                          ---------  ----------  ---------  ---------  ---------
Income From Investment
 Operations
 Net Investment Income..    0.04543     0.04853    0.04676    0.05043    0.04165
 Net Gains on Securities
  (both realized and
  unrealized)...........    0.00002     0.00000    0.00000    0.00000    0.00000
                          ---------  ----------  ---------  ---------  ---------
 Total From Investment
  Operations............    0.04545     0.04853    0.04676    0.05043    0.04165
                          ---------  ----------  ---------  ---------  ---------
Less Distributions
 Dividends From Net
  Investment Income.....   (0.04545)   (0.04853)  (0.04676)  (0.05043)  (0.04165)
 Dividends in Excess of
  Net Investment
  Income................    0.00000  0.00000/2/    0.00000    0.00000    0.00000
                          ---------  ----------  ---------  ---------  ---------
 Total Distributions....   (0.04545)   (0.04853)  (0.04676)  (0.05043)  (0.04165)
Net Asset Value, End of
 Period.................  $    1.00  $     1.00  $    1.00  $    1.00  $    1.00
                          =========  ==========  =========  =========  =========
Total Return............      4.64%       4.96%      4.78%      5.16%      4.25%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $  494.22  $   469.64  $  349.09  $  258.17  $  196.93
 Ratio of Net Operating
  Expenses to Average
  Net Assets............      0.52%       0.52%      0.52%      0.55%      0.55%
 Ratio of Gross
  Operating Expenses to
  Average Net
  Assets/1/.............      0.55%       0.54%      0.54%      0.57%      0.57%
 Ratio of Net Investment
  Income to Average Net
  Assets................      4.55%       4.86%      4.68%      5.03%      4.09%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
2. Amount represents less than $0.00001 per share.

--------------------------------------------------------------------------------


Tax-Exempt Money Fund

                                         Year Ended March 31,
                            ---------------------------------------------------
                                 1999       1998       1997      1996      1995
                            ---------  ---------  ---------  --------  --------
Net Asset Value, Beginning
 of Year..................      $1.00      $1.00      $1.00     $1.00     $1.00
                                -----      -----      -----     -----
Income From Investment
 Operations
 Net Investment Income....    0.02911    0.03216    0.03050   0.03362   0.02825
                            ---------  ---------  ---------  --------  --------
 Total From Investment
  Operations..............    0.02911    0.03216    0.03050   0.03362   0.02825
                            ---------  ---------  ---------  --------  --------
Less Distributions
 Dividends From Net
  Investment Income.......   (0.02910)  (0.03216)  (0.03050) (0.03362) (0.02825)
 Dividends in Excess of
  Net Investment Income...   (0.00001)   0.00000    0.00000   0.00000   0.00000
                            ---------  ---------  ---------  --------  --------
 Total Distributions......   (0.02911)  (0.03216)  (0.03050) (0.03362) (0.02825)
                            ---------  ---------  ---------  --------  --------
Net Asset Value, End of
 Year.....................      $1.00      $1.00      $1.00     $1.00     $1.00
                                =====      =====      =====     =====     =====
Total Return..............      2.95%      3.26%      3.09%     3.41%     2.86%
Ratios/Supplemental Data
 Net Assets, End of Period
  (in millions)...........  $1,503.07  $1,396.53  $1,069.69  $ 966.71  $ 814.89
 Ratio of Net Operating
  Expenses to Average Net
  Assets..................      0.46%      0.47%      0.47%     0.49%     0.49%
 Ratio of Gross Operating
  Expenses to Average Net
  Assets/1/...............      0.52%      0.53%      0.52%     0.53%     0.52%
 Ratio of Net Investment
  Income to Average Net
  Assets..................      2.91%      3.21%      3.05%     3.35%     2.85%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

--------------------------------------------------------------------------------


New York Tax-Exempt Money Fund

                                                 Period Ended March 31, 1999/1/
                                                 ------------------------------
Net Asset Value, Beginning of Period............               $1.00
                                                               -----
Income From Investment Operations
 Net Investment Income..........................             0.01711
                                                            --------
 Total From Investment Operations...............             0.01711
                                                            --------
Less Distributions
 Dividends From Net Investment Income...........            (0.01711)
                                                            --------
 Total Distributions............................            (0.01711)
Net Asset Value, End of Period..................               $1.00
                                                               =====
Total Return....................................            1.72%/3/
Ratios/Supplemental Data
 Net Assets, End of Period (in millions)........            $ 305.72
 Ratio of Net Operating Expenses to Average Net
  Assets........................................            0.47%/2/
 Ratio of Gross Operating Expenses to Average
  Net Assets/3/.................................            0.79%/2/
 Ratio of Net Investment Income to Average Net
  Assets........................................            2.24%/2/

------
Notes:
1. Inception date of the Fund was August 3, 1998.
2. Annualized.
3. Not Annualized.

Excelsior Funds, Inc.
Excelsior Tax-Exempt Funds, Inc.

Investment Adviser
United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
East Building
Stamford, Connecticut 06905

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the fol-lowing:

Statement of Additional Information (SAI)
The SAIs dated August 1, 1999 include detailed information about Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. The SAIs are on file with the SEC and are incorporated by reference into this prospectus. This means that the SAIs, for legal purposes, are a part of this prospectus.

Annual and Semi-Annual Reports
These reports contain additional information about the Funds' investments. The Annual Report also lists each Fund's holdings and contains information from the Fund's managers about strategies, recent market conditions and trends.

To Obtain More Information:
By Telephone: Call (800) 446-1012 (from overseas, call (617) 557-8280)

By Mail: Excelsior Funds, 73 Tremont Street Boston, Massachusetts 02108-3913

By Internet: http://www.excelsiorfunds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual re-ports, as well as other information about Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc., from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Ex-change Commission, Public Reference Section, Washington, DC 20549-6009. The In-vestment Company Act registration numbers of Excelsior Funds, Inc. and Excel-sior Tax-Exempt Funds, Inc. are 811-4088 and 811-4101, respectively.

Excelsior International Funds

Prospectus

August 1, 1999



Excelsior Funds, Inc.

International Fund
Latin America Fund
Pacific/Asia Fund
Pan European Fund
Emerging Markets Fund

Investment Adviser
United States Trust Company of New York
U.S. Trust Company




The Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.


[LOGO OF EXCELSIOR FUNDS APPEARS HERE]

Table of Contents

Excelsior Funds, Inc. is a mutual fund family that offers shares in separate investment portfolios which have individual investment goals and strategies. This prospectus gives you important information about the International, Latin America, Pacific/Asia, Pan European, and Emerging Markets Funds (each, a Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can eas-ily review this important information. On the next page, there is some general information you should know about the Funds. For more detailed information about each Fund, please see:

                                                                            Page
International Fund...................................................          4
Latin America Fund...................................................          6
Pacific/Asia Fund....................................................          8
Pan European Fund....................................................         10
Emerging Markets Fund................................................         12
More Information About Risk..........................................         14
Each Fund's Other Investments........................................         14
The Investment Adviser and Portfolio Managers........................         15
Purchasing, Selling and Exchanging Fund Shares.......................         16
Dividends, Distributions and Taxes...................................         18
Financial Highlights.................................................         20
How to Obtain More Information About Excelsior Funds................. Back Cover

--------------------------------------------------------------------------------

Information Common to All Funds
Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund invests primarily in securities of companies that are located in or conduct a substantial amount of their business in foreign countries, including emerging market countries. Prices of securities in foreign markets generally, and emerging markets in particular, have historically been more volatile than prices in U.S. markets. In addition, to the extent that a Fund focuses its in-vestments in a particular region, the effects of political and economic events in that region on the value of your investment in a Fund will be magnified.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate ac-tual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based on the market value of the se-curities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price move-ments, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

International Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Long-term
 capital appreciation

 INVESTMENT FOCUS Foreign
 equity securities

 SHARE PRICE VOLATILITY High

 PRINCIPAL INVESTMENT
 STRATEGY Investing in a
 diversified portfolio of
 equity securities of issuers
 in developed foreign countries
 and, to a lesser extent,
 emerging markets

 INVESTOR PROFILE Investors
 seeking total return, who are
 willing to accept the risks
 and price volatility of
 investing in companies located
 in foreign countries

Investment Objective
The International Fund seeks total return on its assets through capital appre-ciation and income.

Investment Strategy of the International Fund
The International Fund invests at least 65% of its assets in equity securities of larger, more established companies located in developed foreign markets, which include most nations in western Europe and the more developed nations in the Pacific Basin and Latin America. The Fund may invest to a lesser extent in less developed countries and regions to capitalize on opportunities in emerging markets. The Adviser generally does not attempt to hedge the effects of cur-rency value fluctuations on the Fund's investments on an on-going basis.

The Adviser selects investments for the Fund by applying a bottom-up investment approach designed to identify companies that the Adviser expects to experience sustainable earnings growth and to benefit from global or regional economic trends or promising technologies or products and whose value is not recognized in the prices of their securities. The Adviser continuously analyzes companies in a broad range of foreign markets, giving particular emphasis to each company's scope of operations and economic ties to one or more specific coun-tries. While the Fund generally invests in companies in a variety of countries, industries and sectors, the Adviser does not attempt to invest a specific per-centage of the Fund's assets in a given country, region or industry. The Fund will make investments in companies located in emerging markets only where the Adviser believes that such companies' growth/appreciation potential transcends their location or operations in emerging market countries.

Principal Risks of Investing in the International Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and eco-nomic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign coun-tries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (posi-tively or negatively) the value of a Fund's investments. These currency move-ments may happen separately from and in response to events that do not other-wise affect the value of the security in the issuer's home country. These vari-ous risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

--------------------------------------------------------------------------------

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                            [BAR CHART APPEARS HERE]
1989     23.03%
1990     -9.39%
1991      5.93%
1992     -9.36%
1993     36.54%
1994     -2.00%
1995      7.27%
1996      7.28%
1997      9.25%
1998      7.89%

 Best Quarter Worst Quarter
    16.34%       (18.29)%
  (12/31/98)    (9/30/90)

The Fund's performance for the six month period ending June 30, 1999 was 9.71%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the MSCI EAFE Index and the MSCI ACWI Free ex U.S. Index.

                              1 Year 5 Years 10 Years
-----------------------------------------------------
International Fund             7.89%  5.86%   6.87%
MSCI EAFE Index               19.97%  9.19%   5.54%
MSCI ACWI Free ex U.S. Index  14.46%  7.96%   5.68%

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                       1.00%
Other Expenses
 Administrative Servicing Fee   0.40%
 Other Operating Expenses       0.42%
Total Other Expenses                  0.82%
---------------------------------------------
Total Annual Fund Operating
 Expenses                              1.82%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 1.42%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $185   $573    $985    $2,137

Latin America Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Long-term
 capital appreciation

 INVESTMENT FOCUS Equity securities of Latin American issuers

 SHARE PRICE VOLATILITY Very high

 PRINCIPAL INVESTMENT
 STRATEGY Investing in a
 diversified portfolio of
 equity securities of companies
 located in Latin America

 INVESTOR PROFILE Investors
 seeking capital appreciation,
 who are willing to accept the
 risks and possibly extreme
 price volatility of investing
 in Latin American issuers

Investment Objective
The Latin America Fund seeks long-term capital appreciation.

Investment Strategy of the Latin America Fund
The Latin America Fund invests at least 65% of its assets in equity securities of larger, more established companies in Latin America, which includes Central and South America. The Adviser generally does not attempt to hedge the effects of currency value fluctuations on the Fund's investments on an on-going basis.

The Adviser selects investments for the Fund by applying a bottom-up investment approach designed to identify companies that the Adviser expects to experience sustainable earnings growth and to benefit from global or regional economic trends or promising technologies or products and whose value is not recognized in the prices of their securities. The Adviser continuously analyzes companies in the Latin American markets, giving particular emphasis to each company's scope of operations and economic ties to one or more specific countries. While the Fund generally invests in companies in a variety of countries, industries and sectors, the Adviser does not attempt to invest a specific percentage of the Fund's assets in a given country or industry.

Principal Risks of Investing in the Latin America Fund
The Fund invests primarily in securities of issuers located in a single geo-graphic region--Latin America. The economic and political environments of coun-tries in a particular region frequently are interrelated and the value of re-gional markets and issuers often will rise and fall together. As a result, the Fund is subject to the risk that political and economic events will affect a larger portion of the Fund's investments than if the Fund's investments were more geographically diversified. The Fund's focus on Latin America also in-creases its potential share price volatility.

The Latin American economies have experienced considerable difficulties, in-cluding high inflation rates, high interest rates and currency devaluations. As a result, Latin American securities markets have experienced extraordinary vol-atility. Emergence of the Latin American economies and securities markets will require sustained economic and fiscal discipline, which has been lacking in the past, as well as stable political and social conditions. Development also may be influenced by international economic conditions, particularly those in the United States, and by world prices for oil and other commodities.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and eco-nomic events unique to a country

--------------------------------------------------------------------------------

or region will affect those markets and their issuers. Such events will not necessarily affect the U.S. economy or similar issuers in the United States. The risks will be even greater for investments in emerging market countries since political turmoil and rapid changes are more likely to occur in these countries. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that Latin American equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.
                            [BAR CHART APPEARS HERE]
1993            39.73%
1994           -10.67%
1995           -10.57%
1996            24.88%
1997            25.15%
1998           -47.70%
 Best Quarter Worst Quarter
    27.80%       (37.16)%
  (9/30/94)     (9/30/98)

The Fund's performance for the six month period ending June 30, 1999 was 16.35%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the MSCI EMF Latin America Index.

                                                   Since
                                1 Year 5 Years Inception
--------------------------------------------------------
Latin America Fund            (47.70)% (8.17)% (1.52)%*
MSCI EMF Latin America Index  (35.11)% (1.75)%   5.89%*

 * Since December 31, 1992

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                             1.00%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.56%
Total Other Expenses                        0.96%
--------------------------------------------------
Total Annual Fund Operating Expenses        1.96%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 1.55%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $199   $615   $1,057   $2,285

Pacific/Asia Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Long-term
 capital appreciation

 INVESTMENT FOCUS Equity
 securities of Asian issuers

 SHARE PRICE VOLATILITY Very
 high

 PRINCIPAL INVESTMENT
 STRATEGY Investing in a
 diversified portfolio of
 equity securities of companies
 located in Asia

 INVESTOR PROFILE Investors
 seeking capital appreciation,
 who are willing to accept the
 risks and possibly extreme
 price volatility of investing
 in Asian issuers

Investment Objective
The Pacific/Asia Fund seeks long-term capital appreciation.

Investment Strategy of the Pacific/Asia Fund
The Pacific/Asia Fund invests at least 65% of its assets in equity securities of larger, more established companies located in Asia and the Pacific Basin, including Australia, New Zealand and India. The Adviser generally does not at-tempt to hedge the effects of currency value fluctuations on the Fund's in-vestments on an on-going basis.

The Adviser selects investments for the Fund by applying a bottom-up invest-ment approach designed to identify companies that the Adviser expects to expe-rience sustainable earnings growth and to benefit from global or regional eco-nomic trends or promising technologies or products and whose value is not rec-ognized in the prices of their securities. The Adviser continuously analyzes companies in the Pacific Basin markets, giving particular emphasis to each company's scope of operations and economic ties to one or more specific coun-tries. While the Fund generally invests in companies in a variety of coun-tries, industries and sectors, the Adviser does not attempt to invest a spe-cific percentage of the Fund's assets in a given country or industry.

Principal Risks of Investing in the Pacific/Asia Fund
The Fund invests primarily in securities of issuers located in a single geo-graphic region--the Pacific Basin. The economic and political environments of countries in a particular region frequently are interrelated and the value of regional markets and issuers often will rise and fall together. As a result, the Fund is subject to the risk that political and economic events will affect a larger portion of the Fund's investments than if the Fund's investments were more geographically diversified. The Fund's focus on the Pacific Basin also increases its potential share price volatility.

The Pacific Basin economies have experienced considerable difficulties, in-cluding, at various times, high inflation rates, high interest rates and cur-rency devaluations. As a result, Pacific Basin securities markets have experi-enced extraordinary volatility. Continued growth of the Pacific Basin econo-mies and securities markets will require sustained economic and fiscal disci-pline, which has been lacking in the past, as well as continued commitment to governmental reforms. Development also may be influenced by international eco-nomic conditions, particularly those in the United States and Japan, and by world demand for goods produced in Pacific Basin countries.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

--------------------------------------------------------------------------------

Investing in foreign countries poses additional risks since political and eco-nomic events unique to a country or region will affect those markets and their issuers. Such events will not necessarily affect the U.S. economy or similar issuers in the United States. The risks will be even greater for investments in emerging market countries since political turmoil and rapid changes are more likely to occur in these countries. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that Pacific Basin equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.
                            [BAR CHART APPEARS HERE]
1993       66.25%
1994      -14.69%
1995        8.50%
1996        7.23%
1997      -32.15%
1998       -1.76%
 Best Quarter Worst Quarter
    30.07%       (21.14)%
  (12/31/93)    (12/31/97)

The Fund's performance for the six month period ending June 30, 1999 was 41.41%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the MSCI AC Asia Pacific Index.

                                                Since
                             1 Year 5 Years Inception
-----------------------------------------------------
Pacific/Asia Fund           (1.76)% (7.93)%  1.60%*
MSCI AC Asia Pacific Index    2.03% (4.89)%  1.37%*

 * Since December 31, 1992

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                             1.00%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             0.55%
Total Other Expenses                        0.95%
--------------------------------------------------
Total Annual Fund Operating Expenses        1.95%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 1.55%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $198   $612   $1,052   $2,275

Pan European Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Long-term
 capital appreciation

 INVESTMENT FOCUS Equity
 securities of European issuers

 SHARE PRICE VOLATILITY High

 PRINCIPAL INVESTMENT
 STRATEGY Investing in a
 diversified portfolio of
 equity securities of companies
 located in Europe

 INVESTOR PROFILE Investors
 seeking capital appreciation,
 who are willing to accept the
 risks and price volatility of
 investing in European issuers

Investment Objective
The Pan European Fund seeks long-term capital appreciation.

Investment Strategy of the Pan European Fund
The Pan European Fund invests at least 65% of its assets in equity securities of larger, more established companies located in the more developed countries of Europe. The Fund may invest to a lesser extent in the less developed coun-tries to capitalize on opportunities in the emerging markets of Eastern Europe. The Adviser generally does not attempt to hedge the effects of currency value fluctuations on the Fund's investments on an on-going basis.

The Adviser selects investments for the Fund by applying a bottom-up investment approach designed to identify companies that the Adviser expects to experience sustainable earnings growth and to benefit from global or regional economic trends or promising technologies or products and whose value is not recognized in the prices of their securities. The Adviser continuously analyzes companies in the European markets, giving particular emphasis to each company's scope of operations and economic ties to one or more specific countries. While the Fund generally invests in companies in a variety of countries, industries and sec-tors, the Adviser does not attempt to invest a specific percentage of the Fund's assets in a given country or industry.

Principal Risks of Investing in the Pan European Fund
The Fund invests primarily in securities of issuers located in a single geo-graphic region--Europe. The economic and political environments of countries in a particular region frequently are interrelated and the value of regional mar-kets and issuers often will rise and fall together. As a result, the Fund is subject to the risk that political and economic events will affect a larger portion of the Fund's investments than if the Fund's investments were more geo-graphically diversified. The Fund's focus on Europe also increases its poten-tial share price volatility.

European countries have, at times, experienced economic difficulties, including recession, currency fluctuations, and armed conflicts. In addition, the emerg-ing economies of Eastern Europe have experienced political and economic diffi-culties related to their efforts to transition to free-market economies. As a result, securities markets in Europe, particularly those in Eastern Europe, have experienced price volatility.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

--------------------------------------------------------------------------------

Investing in foreign countries poses additional risks since political and eco-nomic events unique to a country or region will affect those markets and their issuers. Such events will not necessarily affect the U.S. economy or similar issuers in the United States. The risks will be even greater for investments in emerging market countries since political turmoil and rapid changes are more likely to occur in these countries. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that European equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.
                            [BAR CHART APPEARS HERE]
1993         17.26%
1994          0.04%
1995         14.90%
1996         21.64%
1997         24.29%
1998         11.78%
 Best Quarter Worst Quarter
    19.34%       (16.26)%
  (3/31/98)     (9/30/98)

The Fund's performance for the six month period ending June 30, 1999 was -
3.30%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the MSCI Europe Index.

                                      Since
                   1 Year 5 Years Inception
-------------------------------------------
Pan European Fund  11.78% 14.20%   14.71%*
MSCI Europe Index  28.53% 18.41%   20.16%*

 * Since December 31, 1992

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                     1.00%
Other Expenses
 Administrative Servicing Fee 0.40%
 Other Operating Expenses     0.43%
Total Other Expenses                0.83%
------------------------------------------
Total Annual Fund Operating
 Expenses                           1.83%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 1.43%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $186   $576    $990    $2,148

Emerging Markets Fund
--------------------------------------------------------------------------------

 FUND SUMMARY

 INVESTMENT GOAL Long-term
 capital appreciation

 INVESTMENT FOCUS Equity
 securities of emerging markets
 issuers

 SHARE PRICE VOLATILITY Very
 high

 PRINCIPAL INVESTMENT
 STRATEGY Investing in a
 diversified portfolio of
 equity securities of companies
 located in emerging markets

 INVESTOR PROFILE Investors
 seeking capital appreciation,
 who are willing to accept the
 risks and extreme price
 volatility of investing in
 emerging markets issuers

Investment Objective
The Emerging Markets Fund seeks long-term capital appreciation. This objective may be changed without shareholder approval.

Investment Strategy of the Emerging Markets Fund
The Emerging Markets Fund invests at least 65% of its assets in equity securi-ties of companies located in emerging market countries. Emerging market coun-tries are those that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. The Ad-viser generally does not attempt to hedge the effects of currency value fluctu-ations on the Fund's investments on an on-going basis.

The Adviser selects investments for the Fund by applying a bottom-up investment approach designed to identify companies that the Adviser expects to experience sustainable earnings growth and to benefit from global or regional economic trends or promising technologies or products and whose value is not recognized in the prices of their securities. The Adviser continuously analyzes companies in emerging markets, giving particular emphasis to each company's scope of op-erations and economic ties to one or more specific countries. While the Fund generally invests in companies in a variety of countries, industries and sec-tors, the Adviser does not attempt to invest a specific percentage of the Fund's assets in a given country or industry.

Principal Risks of Investing in the Emerging Markets Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and eco-nomic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign coun-tries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (posi-tively or negatively) the value of a Fund's investments. These currency move-ments may happen separately from and in response to events that do not other-wise affect the value of the security in the issuer's home country. These vari-ous risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Na-tions considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market

--------------------------------------------------------------------------------

or economic conditions than more developed countries. In addition, the finan-cial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that emerging market equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.
                            [BAR CHART APPEARS HERE]
1998        -41.21%
 Best Quarter Worst Quarter
    9.70%        (33.36)%
  (12/31/98)    (9/30/98)

The Fund's performance for the six month period ending June 30, 1999 was 17.82%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998 to those of the MSCI EMF (Emerging Markets Free) Index.

                                             Since
                                         Inception
--------------------------------------------------
Emerging Markets Fund                   (41.23)%*

MSCI EMF (Emerging Markets Free) Index  (25.33)%**

 * Since January 2, 1998 ** Since December 31, 1997

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                             1.25%
Other Expenses
 Administrative Servicing Fee         0.40%
 Other Operating Expenses             1.03%
Total Other Expenses                        1.43%
--------------------------------------------------
Total Annual Fund Operating Expenses        2.68%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above as a result of the Advis-er's voluntary fee waivers. The Adviser has voluntarily agreed to waive its investment advisory fee or other fees in an amount equal to the administra-tive servicing fee paid by the Fund. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses for the last fiscal year were 1.65%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $271   $832   $1,420   $3,012

--------------------------------------------------------------------------------

More Information About Risk

Equity Risk
(All Funds)--Equity securities include public and privately issued equity secu-rities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and eq-uity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevail-ing interest rates, the credit quality of the issuer and any call provision.

Foreign Security Risks
(All Funds)--Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropria-tion, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In ad-dition, the value of securities denominated in foreign currencies, and of divi-dends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or govern-ments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. secu-rities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recov-erable, the non-recovered portion will reduce the income received from the se-curities comprising the portfolio.

 Currency Risk
 (All Funds)--Investments in foreign securities denominated in foreign curren-cies involve additional risks, including:

 . A Fund may incur substantial costs in connection with conversions between various currencies.
 . Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

Emerging Market Risks
(All Funds)--Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or eco-nomic conditions than more developed countries. In addition, the financial sta-bility of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations rel-ative to the U.S. dollar.

Year 2000 Risk
(All Funds)--The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the com-puter systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. This is commonly known as the "Year 2000 Problem." The Adviser and the Funds' other service providers advise that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. Current-ly, they do not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Funds at cur-rent levels. At this time, however, there can be no assurance that their ef-forts will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem. In addition, the Funds and their shareholders may ex-perience losses as a result of computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-deal-ers or others with which the Funds do business.

Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the Year 2000 Problem may add to the possibility of losses to the Funds and their shareholders.

Each Fund's Other Investments
In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as

--------------------------------------------------------------------------------

well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During adverse economic, market or other condi-tions, each Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with a Fund's objective. The Fund may not achieve its objective when so invested. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Investment Adviser
United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment manage-ment, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 1998, U.S. Trust had approximately $65 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

The Board of Directors of Excelsior Funds, Inc. supervises the Adviser and es-tablishes policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 1999, U.S. Trust received advisory fees, as a percentage of average daily net assets, of:

International Fund     0.91%
Latin America Fund     0.90%
Pacific/Asia Fund      0.91%
Pan European Fund      0.93%
Emerging Markets Fund  0.44%

Portfolio Managers
Rosemary Sagar has served as the International and Pan European Funds' portfo-lio manager since 1996. Ms. Sagar, Managing Director of U.S. Trust's Global In-vestment Division, has been with U.S. Trust since 1996. From 1991 to 1996, Ms. Sagar was Senior Vice President for international equity investments for Gen-eral Electric Investments Corp. in Stamford, CT. Ms. Sagar is primarily respon-sible for the day-to-day management of the International and Pan European Funds' portfolios. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Donald Elefson and Janette Antiles have served as the co-managers of the Latin America and Emerging Markets Funds since August, 1999. Mr. Elefson, a Senior Vice President of U.S. Trust's Global Investment Division, has been with U.S. Trust since 1998. From 1994 through 1998, Mr. Elefson was a portfolio manager with Smith Barney. Ms. Antiles, a Vice President of U.S. Trust's Global Invest-ment Division, has been with U.S. Trust since 1997. Prior to U.S. Trust, Ms. Antiles was an analyst with Bankers Trust in 1996. From 1992 through 1995, Ms. Antiles was a financial analyst with Goldman, Sachs. Mr. Elefson and Ms. Antiles are the persons primarily responsible for the day to day management of the Latin America and Emerging Markets Funds. Research, analyses, trade execu-tion and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

David J. Linehan has served as the Pacific/Asia Fund's portfolio manager since 1998. Mr. Linehan, a Senior Vice President in U.S. Trust's Global Investment Division, has been with U.S. Trust since July 1998. Prior to joining U.S. Trust, Mr. Linehan was an international investment manager with Cowen Asset Management in New York from August 1995-July 1998. From January

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1995 to August 1995, Mr. Linehan was vice president in Asian equity sales with Duetsche Morgan Grenfell in New York and a vice president in Asian equity sales with Mees Pierson from August 1994 to December 1994. Prior to joining Mees Pierson, Mr. Linehan was an associate portfolio manager with Kemper Financial Services in Chicago since September 1989. Mr. Linehan is primarily responsible for the day to day management of the Pacific/Asia Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Purchasing, Selling and Exchanging Fund Shares
This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Funds.

How to Purchase Fund Shares
You may purchase shares directly by:

 . Mail
 . Telephone
 . Wire, or
 . Automatic Investment Program

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 557-8280), or complete and send in the enclosed application to Excelsior Funds, c/o Chase Global Funds Services Company, P.O. Box 2798, Bos-ton, MA 02208-2798. Unless you arrange to pay by wire or through the automatic investment program, write your check, payable in U.S. dollars, to "Excelsior Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

 The Chase Manhattan Bank
 ABA#021000021
 Excelsior Funds, Account Number 9102732915

 For Further Credit To:
 Excelsior Funds
 Wire Control Number
 Excelsior Funds Account Registration
 (including account number)

Investors making initial investments by wire must promptly complete the en-closed application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above in-structions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its proce-dures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds' distributor may institute promotional incentive programs for deal-ers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including mer-chandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms.

General Information
You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interest of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good or-der. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase request in good order before 4:00 p.m. Eastern time.

How We Calculate NAV
NAV for one Fund share is the value of that share's portion of all of the as-sets in the Fund.

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In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser thinks that they are un-reliable, fair value prices may be determined in good faith using methods ap-proved by the Board of Directors. Fixed income investments with remaining matu-rities of 60 days or less generally are valued at their amortized cost, which approximates their market value.

Some Funds may hold securities that are listed on foreign exchanges. These se-curities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of a Fund's investments may change on days when you cannot purchase or sell Fund shares.

Minimum Purchases
To purchase shares for the first time, you must invest at least $500 ($250 for IRAs) in any Fund.

Your subsequent investments in any Fund must be made in amounts of at least
$50.

A Fund may accept investments of smaller amounts at its discretion.

Automatic Investment Program
If you have a checking, money market or NOW account with a bank, you may pur-chase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled in-vestments once per month, on either the first or fifteenth day, or twice per month, on both days.

How to Sell Your Fund Shares
You may sell shares directly by:

 . Mail
 . Telephone, or
 . Systematic Withdrawal Plan

Holders of Fund shares may sell (sometimes called "redeem") shares by following procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 557-8280).

You may sell your shares by sending a written request for redemption to:

 Excelsior Funds
 c/o Chase Global Funds Services Company
 P.O. Box 2798
 Boston, MA 02208-2798

Please be sure to indicate the number of shares to be sold, identify your ac-count number and sign the request.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you own your shares directly and previously indicated on your account appli-cation or arranged in writing to do so, you may sell your shares on any Busi-ness Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 557-8280). The minimum amount for telephone redemptions is $500. We may reject a telephone redemption request if we deem it advisable to do so.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund re-ceives your request in good order.

Systematic Withdrawal Plan
If you have at least $10,000 in your account, you may use the systematic with-drawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Receiving Your Money
Normally, we will send your sale proceeds within five Business Days after we receive your request in good order. Your proceeds can be wired to your bank ac-count (if more than $500) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 Business Days).

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Redemptions in Kind
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares
If your account balance drops below $500 because of redemptions, you may be re-quired to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares
A Fund may suspend your right to sell your shares if the NYSE restricts trad-ing, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

How to Exchange Your Shares
You may exchange your shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for Shares of any portfolio of Excelsior Institutional Trust. In order to protect other share-holders, we may limit your exchanges to no more than six per year, and we may reject any exchange request. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the ac-count application.

You may also exchange shares through your financial institution. Exchange re-quests must be for an amount of at least $500.

If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 Business Days). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

Telephone Transactions
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of in-structions, the Funds are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

Authorized Intermediaries
Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept pur-chase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for trans-mitting requests and delivering funds on a timely basis.

Shareholder Servicing
The Funds are permitted to pay a shareholder servicing fee to certain share-holder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of pur-chase, redemption and exchange requests and providing periodic account state-ments. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organization.

Dividends, Distributions and Taxes
Each Fund distributes dividends from its income semi-annually.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust and its af-filiates or correspondent banks will be paid in cash. Otherwise, dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for div-idends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

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Taxes
Please consult your tax adviser regarding your specific questions about feder-al, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capi-tal gains. Each sale or exchange of Fund shares is a taxable event.

Each Fund may be able to pass along a tax credit for foreign income taxes it pays. The Fund will notify you if you are entitled to a credit.

More information about taxes is in the Statement of Additional Information.

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Financial Highlights
The tables that follow present performance information about shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a sin-gle Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Ernst & Young LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800)-446-1012 (from overseas, call (617) 557-8280).

INTERNATIONAL FUND

                                             Year Ended March 31,
                                    ------------------------------------------
                                       1999     1998     1997    1996     1995
                                    -------  -------  -------  ------  -------
Net Asset Value, Beginning of
 Year.............................. $ 13.00  $ 11.34  $ 10.91  $ 9.82  $ 10.44
                                    -------  -------  -------  ------  -------
Income From Investment Operations
 Net Investment Income.............    0.01     0.04     0.09    0.10     0.10
 Net Gains or (Losses) on
  Securities (both realized and
  unrealized)......................   (0.42)    2.11     0.63    1.15    (0.29)
                                    -------  -------  -------  ------  -------
 Total From Investment Operations..   (0.41)    2.15     0.72    1.25    (0.19)
                                    -------  -------  -------  ------  -------
Less Distributions
 Dividends From Net Investment
  Income...........................   (0.03)   (0.02)   (0.10)  (0.08)    0.00
 Dividends in Excess of Net
  Investment Income................   (0.04)   (0.04)   (0.00)  (0.01)   (0.11)
 Distributions From Net Realized
  Gain on Investments..............    0.00    (0.31)   (0.19)  (0.07)   (0.32)
 Distributions in Excess of Net
  Realized Gain on Investments.....    0.00    (0.12)    0.00    0.00     0.00
                                    -------  -------  -------  ------  -------
 Total Distributions...............   (0.07)   (0.49)   (0.29)  (0.16)   (0.43)
                                    -------  -------  -------  ------  -------
Net Asset Value, End of Year....... $ 12.52  $ 13.00  $ 11.34  $10.91  $  9.82
                                    =======  =======  =======  ======  =======
Total Return....................... (3.18)%   19.42%    6.78%  12.77%  (1.93)%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)........................ $202.08  $204.89  $126.82  $97.85  $ 64.05
 Ratio of Net Operating Expenses to
  Average Net Assets...............   1.42%    1.44%    1.43%   1.40%    1.47%
 Ratio of Gross Operating Expenses
  to Average Net Assets/1/.........   1.52%    1.52%    1.51%   1.50%    1.53%
 Ratio of Net Investment Income to
  Average Net Assets...............   0.11%    0.32%    0.70%   0.82%    0.71%
 Portfolio Turnover Rate...........   50.0%    37.0%   116.0%   39.0%    66.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

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LATIN AMERICA FUND

                                             Year Ended March 31,
                                    ------------------------------------------
                                        1999    1998    1997    1996      1995
                                    --------  ------  ------  ------  --------
Net Asset Value, Beginning of
 Period............................ $  10.60  $ 9.46  $ 7.37  $ 5.86  $   9.30
                                    --------  ------  ------  ------  --------
Income From Investment Operations
 Net Investment Income.............     0.21    0.10    0.05    0.10      0.01
 Net Gains or (Losses) on
  Securities (both realized and
  unrealized)......................    (5.29)   1.22    2.09    1.49     (2.56)
                                    --------  ------  ------  ------  --------
 Total From Investment Operations..    (5.08)   1.32    2.14    1.59     (2.55)
                                    --------  ------  ------  ------  --------
Less Distributions
 Dividends From Net Investment
  Income...........................    (0.18)  (0.02)  (0.05)  (0.04)     0.00
 Dividends in Excess of Net
  Investment Income................     0.00    0.00    0.00   (0.04)    (0.17)
 Distributions From Net Realized
  Gain on Investments..............     0.00   (0.16)   0.00    0.00      0.00
 Distributions in Excess of Net
  Realized Gain on Investments.....    (0.57)   0.00    0.00    0.00     (0.72)
                                    --------  ------  ------  ------  --------
 Total Distributions...............    (0.75)  (0.18)  (0.05)  (0.08)    (0.89)
                                    --------  ------  ------  ------  --------
Net Asset Value, End of Period..... $   4.77  $10.60  $ 9.46  $ 7.37  $   5.86
                                    ========  ======  ======  ======  ========
Total Return....................... (47.19)%  14.05%  29.09%  27.29%  (30.47)%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)........................ $  14.18  $88.70  $70.90  $43.16  $  27.34
 Ratio of Net Operating Expenses to
  Average Net Assets...............    1.55%   1.50%   1.48%   1.48%     1.50%
 Ratio of Gross Operating Expenses
  to Average Net Assets/1/.........    1.66%   1.60%   1.56%   1.57%     1.57%
 Ratio of Net Investment Income to
  Average Net Assets...............    1.63%   0.88%   0.50%   1.12%     0.06%
 Portfolio Turnover Rate...........    29.0%   77.0%   73.0%   54.0%     69.0%

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Notes: 1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

PACIFIC/ASIA FUND

                                               Year Ended March 31,
                                   --------------------------------------------
                                     1999        1998     1997    1996     1995
                                   ------    --------  -------  ------  -------
Net Asset Value, Beginning of
 Period..........................  $ 6.52    $   9.09  $  9.78  $ 8.45  $ 10.04
                                   ------    --------  -------  ------  -------
Income From Investment Operations
 Net Investment Income...........    0.00/2/     0.01     0.07    0.12     0.08
 Net Gains or (Losses) on
  Securities (both realized and
  unrealized)....................    0.29       (2.52)   (0.53)   1.33    (0.58)
                                   ------    --------  -------  ------  -------
 Total From Investment
  Operations.....................    0.29       (2.51)   (0.46)   1.45    (0.50)
                                   ------    --------  -------  ------  -------
Less Distributions
 Dividends From Net Investment
  Income.........................   (0.09)      (0.01)   (0.07)  (0.09)   (0.03)
 Dividends in Excess of Net
  Investment Income..............   (0.11)      (0.05)    0.00   (0.01)   (0.23)
 Distributions From Net Realized
  Gain on Investments............    0.00        0.00    (0.16)  (0.02)   (0.83)
 Distributions in Excess of Net
  Realized Gain on Investments...    0.00        0.00     0.00    0.00     0.00
                                   ------    --------  -------  ------  -------
 Total Distributions.............   (0.20)      (0.06)   (0.23)  (0.12)   (1.09)
                                   ------    --------  -------  ------  -------
Net Asset Value, End of Period...  $ 6.61    $   6.52  $  9.09  $ 9.78  $  8.45
                                   ======    ========  =======  ======  =======
Total Return.....................   5.14%    (27.56)%  (4.80)%  17.22%  (5.89)%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)......................  $28.01    $  43.81  $ 89.95  $76.19  $ 47.62
 Ratio of Net Operating Expenses
  to Average Net Assets..........   1.55%       1.48%    1.45%   1.43%    1.47%
 Ratio of Gross Operating
  Expenses to Average Net
  Assets/1/......................   1.64%       1.57%    1.52%   1.51%    1.52%
 Ratio of Net Investment Income
  to Average Net Assets..........   0.01%       0.22%    0.69%   1.12%    0.85%
 Portfolio Turnover Rate.........   78.0%       52.0%   126.0%   29.0%    69.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses
(if any) by investment adviser and administrators.
2. For comparative purposes
per share amounts for the year ended March 31, 1999 are based on average shares outstanding.

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PAN EUROPEAN FUND

                                              Year Ended March 31,
                                   -------------------------------------------
                                      1999       1998     1997    1996    1995
                                   -------    -------  -------  ------  ------
Net Asset Value, Beginning of
 Period........................... $ 14.13    $ 10.94  $  9.19  $ 8.19  $ 8.03
                                   -------    -------  -------  ------  ------
Income From Investment Operations
 Net Investment Income (Loss).....    0.00/2/   (0.01)    0.11    0.11    0.09
 Net Gains or (Losses) on
  Securities (both Realized and
  unrealized).....................   (1.26)      4.01     2.01    1.35    0.25
                                   -------    -------  -------  ------  ------
 Total From Investment
  Operations......................   (1.26)      4.00     2.12    1.46    0.34
                                   -------    -------  -------  ------  ------
Less Distributions
 Dividends From Net Investment
  Income..........................    0.00       0.00    (0.10)  (0.10)  (0.09)
 Dividends in Excess of Net
  Investment Income...............    0.00       0.00     0.00    0.00    0.00
 Distributions From Net Realized
  Gain on Investments.............   (0.48)     (0.81)   (0.27)  (0.36)  (0.09)
 Distributions in Excess of Net
  Realized Gain on Investments....    0.00       0.00     0.00    0.00    0.00
                                   -------    -------  -------  ------  ------
 Total Distributions..............   (0.48)     (0.81)   (0.37)  (0.46)  (0.18)
                                   -------    -------  -------  ------  ------
Net Asset Value, End of Period.... $ 12.39    $ 14.13  $ 10.94  $ 9.19  $ 8.19
                                   =======    =======  =======  ======  ======
Total Return...................... (8.84)%     38.02%   23.76%  18.25%   4.33%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)....................... $157.84    $207.64  $121.99  $47.92  $39.98
 Ratio of Net Operating Expenses
  to Average Net Assets...........   1.43%      1.43%    1.45%   1.46%   1.51%
 Ratio of Gross Operating Expenses
  to Average Net Assets/1/........   1.50%      1.50%    1.52%   1.55%   1.57%
 Ratio of Net Investment
  Income/(Loss) to Average Net
  Assets..........................   0.04%    (0.13)%    1.23%   1.28%   1.11%
 Portfolio Turnover Rate..........   46.0%      40.0%    82.0%   42.0%   47.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators and
2. Amount represents less than $0.01 per share.

EMERGING MARKETS FUND

                                                         Year
                                                        Ended  Period ended
                                                        March     March 31,
                                                     31, 1999       1998/1/
                                                     --------  ------------
Net Asset Value, Beginning of Period................ $   7.00    $  7.00
                                                     --------    -------
Income From Investment Operations:
 Net Investment Income..............................     0.07       0.00/2/
 Net Gains or (Losses) on Securities (both realized
  and unrealized)...................................    (2.95)      0.00/2/
                                                     --------    -------
 Total From Investment Operations...................    (2.88)      0.00/2/
                                                     --------    -------
Less Distributions:
 Dividends From Net Investment Income...............    (0.08)      0.00
 Distributions From Net Realized Gain on
  Investments.......................................     0.00       0.00
                                                     --------    -------
 Total Distributions................................    (0.08)      0.00
                                                     --------    -------
Net Asset Value, End of Period...................... $   4.04    $  7.00
                                                     ========    =======
Total Return........................................ (41.21)%    (0.14)%/3/
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions)............ $   5.41    $  6.54
 Ratio of Net Operating Expenses to Average Net
  Assets............................................    1.65%      1.85%/4/,/5/
 Ratio of Gross Operating Expenses to Average Net
  Assets/6/.........................................    2.48%      2.74%/4/
 Ratio of Net Investment Income to Average Net
  Assets............................................    1.93%      2.33%/4/
 Portfolio Turnover Rate............................    73.0%       0.0%

------
Notes:
1. Inception date of the Fund was January 2, 1998,
2. Amount represents less than $0.01 per Share,
3. Not annualized,
4. Annualized,
5. The annualized ratio of net operating expenses to average net assets, excluding foreign investment taxes, is 1.65%, and
6. Expense ratios before waver of fees and reimbursement of expenses (if any) by investment adviser and administrator.

Excelsior Funds, Inc.

Investment Adviser
United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
East Building
Stamford, Connecticut 06905

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the fol-lowing:

Statement of Additional Information (SAI)
The SAI dated August 1, 1999 includes detailed information about Excelsior Funds, Inc. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports
These reports contain additional information about the Funds' investments. The Annual Report also lists each Fund's holdings and contains information from the Fund's managers about strategies, and recent market conditions and trends.

To Obtain More Information:
By Telephone: Call (800) 446-1012 (from overseas, call (617) 557-8280)

By Mail: Excelsior Funds, 73 Tremont Street, Boston, Massachusetts 02108-3913

By Internet: http://www.excelsiorfunds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual re-ports, as well as other information about Excelsior Funds, Inc., from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Sec-tion, Washington, DC 20549-6009. Excelsior Funds, Inc.'s Investment Company Act registration number is 811-4088.